JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995*
(UNAUDITED)


                                                                                                   JNL/         JNL/
                                                                                                  Phoenix      Phoenix
                                                            JNL          JNL          JNL       Investment   Investment
                                                        Aggressive     Capital       Global       Counsel      Counsel
                                                          Growth       Growth       Equities     Balanced      Growth
                                                          Series       Series        Series       Series       Series
========================================================================================================================
ASSETS
     Investments in securities, at value (a)             $6,077,762   $6,216,955   $11,468,082   $2,162,012   $1,235,995
     Foreign currency (b)                                         -            -             -            -            -
     Cash                                                    75,573          908       649,471       16,123       10,353
     Receivables:
          Dividends and interest                              2,176        1,963         7,463        8,046          516
          Forward foreign currency exchange contracts
            (Note 7)                                        827,516      241,604     2,082,442            -            -
          Foreign taxes recoverable                             125            -         3,570            -            -
          Investments sold                                   11,106      210,272       226,163       20,003        3,455
     Prepaid expenses                                         1,115        1,115         1,115        1,115        1,115
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                              6,995,373    6,672,817    14,438,306    2,207,299    1,251,434
------------------------------------------------------------------------------------------------------------------------

LIABILITIES
     Payables:
          Shareholder dividends                                   -            -             -            -            -
          Forward foreign currency exchange contracts
           (Note 7)                                         862,100      242,731     2,101,903            -            -
          Investments purchased                                   -      164,873        50,900       18,043       24,311
          Custodian overdraft                                     -            -             -            -            -
          Custodian foreign currency overdraft (b)                -            -           231            -            -
     Accrued expenses and other liabilities                  39,337       27,036        40,638       22,199       18,635
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                           901,437      434,640     2,193,672       40,242       42,946
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $6,093,936   $6,238,177   $12,244,634   $2,167,057   $1,208,488
========================================================================================================================

NET ASSETS CONSIST OF:
     Paid-in capital                                     $5,000,000   $5,000,000   $10,000,000   $2,000,000   $1,000,000
     Undistributed net investment income (loss)               7,340       (2,188)       32,474       23,321        1,034
     Net realized gains (losses) on:
          Investments                                       125,725      358,892       322,143       61,993       54,948
          Foreign currency related items                       (491)      (2,673)      (42,244)           -            -
     Net unrealized appreciation (depreciation) on:
          Investments                                       995,950      885,273     1,951,821       81,743      152,506
          Foreign currency related items                    (34,588)      (1,127)      (19,560)           -            -
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $6,093,936   $6,238,177   $12,244,634   $2,167,057   $1,208,488
========================================================================================================================

========================================================================================================================
TOTAL SHARES OUTSTANDING (NO PAR VALUE),
     UNLIMITED SHARES AUTHORIZED                            500,000      500,000     1,000,000      200,000      100,000
========================================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE                                         $12.19       $12.48        $12.24       $10.84       $12.08
========================================================================================================================



                                                                                                                 Salomon
                                                             PPM          PPM          PPM        Salomon      Brothers/JNL
                                                         America/JNL  America/JNL  America/JNL  Brothers/JNL       U.S.
                                                         High Yield      Money        Value        Global       Government
                                                            Bond        Market       Equity         Bond       & Quality Bond
                                                           Series       Series       Series        Series         Series
============================================================================================================================
ASSETS
     Investments in securities, at value (a)              $4,681,563   $5,103,236   $2,265,475    $5,285,865      $2,862,043
     Foreign currency (b)                                          -            -            -             -               -
     Cash                                                     51,720        7,543       17,705        30,466             706
     Receivables:
          Dividends and interest                             198,371            -        3,882       113,457          14,364
          Forward foreign currency exchange contracts
            (Note 7)                                               -            -            -             -               -
          Foreign taxes recoverable                                -            -            -             -               -
          Fund shares sold                                         -            -            -             -               -
          Investments sold                                 1,386,625            -            -         4,172           2,742
     Prepaid expenses                                          1,115        1,115        1,115         1,115           1,115
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                               6,319,394    5,111,894    2,288,177     5,435,075       2,880,970
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
     Payables:
          Shareholder dividends                                    -       21,160            -             -               -
          Forward foreign currency exchange contracts
            (Note 7)                                               -            -            -             -               -
          Fund shares redeemed                                     -            -            -             -               -
          Investments purchased                            1,191,883            -            -       293,438         815,370
          Custodian overdraft                                      -            -            -             -               -
          Custodian foreign currency overdraft (b)                 -            -            -             -               -
     Accrued expenses and other liabilities                   14,295       12,379       12,272        20,062          12,268
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                          1,206,178       33,539       12,272       313,500         827,638
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $5,113,216   $5,078,355   $2,275,905    $5,121,575      $2,053,332
============================================================================================================================

NET ASSETS CONSIST OF:
     Paid-in capital                                      $5,000,000   $5,078,355   $2,000,000    $5,000,000      $2,000,000
     Undistributed net investment income (loss)              166,509            -       20,833       165,626          40,117
     Net realized gains (losses) on:
          Investments                                        (49,056)           -       16,388        12,401           8,396
          Foreign currency related items                           -            -            -             -               -
     Net unrealized appreciation (depreciation) on:
          Investments                                         (4,237)           -      238,684       (56,452)          4,819
          Foreign currency related items                           -            -            -             -               -
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $5,113,216   $5,078,355   $2,275,905    $5,121,575      $2,053,332
============================================================================================================================

============================================================================================================================
TOTAL SHARES OUTSTANDING (NO PAR VALUE),
     UNLIMITED SHARES AUTHORIZED                             500,000    5,078,355      200,000       500,000         200,000
============================================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE                                          $10.23        $1.00       $11.38        $10.24          $10.27
============================================================================================================================


                                                                    T. Rowe
                                                       T. Rowe     Price/JNL      T. Rowe
                                                      Price/JNL  International   Price/JNL
                                                     Established     Equity       Mid-Cap
                                                       Growth      Investment     Growth
                                                       Series        Series       Series
===========================================================================================
ASSETS
     Investments in securities, at value (a)          $5,859,134   $19,504,807   $6,082,705
     Foreign currency (b)                                      -       143,026            -
     Cash                                                 12,148     1,247,060      139,336
     Receivables:
          Dividends and interest                           6,039        45,553        3,621
          Forward foreign currency exchange contract
            (Note 7)                                           -             -            -
          Foreign taxes recoverable                          554         9,190            -
          Investments sold                                     -             -       99,757
     Prepaid expenses                                      1,115         1,115        1,115
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                           5,878,990    20,950,751    6,326,534
-------------------------------------------------------------------------------------------

LIABILITIES
     Payables:
          Shareholder dividends                                -             -            -
          Forward foreign currency exchange contract
            (Note 7)                                           -             -            -
          Fund shares redeemed                                 -             -            -
          Investments purchased                                -        21,537      188,858
          Custodian overdraft                                  -             -            -
          Custodian foreign currency overdraft (b)             -             -            -
     Accrued expenses and other liabilities               20,756        73,788       21,462
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                         20,756        95,325      210,320
-------------------------------------------------------------------------------------------
NET ASSETS                                            $5,858,234   $20,855,426   $6,116,214
===========================================================================================

NET ASSETS CONSIST OF:
     Paid-in capital                                  $5,000,000   $20,000,000   $5,000,000
     Undistributed net investment income (loss)           24,049        97,234        7,446
     Net realized gains (losses) on:
          Investments                                    151,955        36,938      178,339
          Foreign currency related items                      99      (196,031)           -
     Net unrealized appreciation (depreciation) on:
          Investments                                    682,117       913,871      930,429
          Foreign currency related items                      14         3,414            -
-------------------------------------------------------------------------------------------
NET ASSETS                                            $5,858,234   $20,855,426   $6,116,214
===========================================================================================

===========================================================================================
TOTAL SHARES OUTSTANDING (NO PAR VALUE),
     UNLIMITED SHARES AUTHORIZED                         500,000     2,000,000      500,000
===========================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE                                      $11.72        $10.43       $12.23
===========================================================================================

* JNL/Alger Growth Series commences operations on October 16, 1995.
(a) The costs of investments in securities are: $5,081,812; $5,331,682; $9,516,261; $2,080,269; $1,083,489; $4,685,800; $5,103,236; $2,026,791;
    $5,342,317; $2,857,224; $5,177,017; $18,590,936; and $5,152,276, for each
    Series, respectively.
(b) The costs of custodian foreign currency overdraft and foreign currency are: $(221); and $139,950, for the Global Equities Series; and International Equity Series, respectively.

The accompanying notes to unaudited financial statements are an integral part of this statement.

JNL SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD MAY 15, 1995* THROUGH SEPTEMBER 30, 1995**
(UNAUDITED)

                                                                                                       JNL/         JNL/
                                                                                                     Phoenix      Phoenix
                                                                JNL          JNL          JNL      Investment   Investment
                                                            Aggressive     Capital      Global       Counsel      Counsel
                                                              Growth       Growth      Equities     Balanced      Growth
                                                              Series       Series       Series       Series       Series
===========================================================================================================================
INVESTMENT INCOME
     Dividends                                               $   16,331   $    9,031   $   62,427     $  6,305     $  3,837
     Interest                                                    15,637       12,843       23,593       25,277        1,591
     Net foreign tax withholding                                 (1,082)        (634)      (4,727)           -           (7)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          30,886       21,240       81,293       31,582        5,421
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
     Investment advisory fees                                    20,364       20,233       42,470        7,080        3,760
     Custodian fees                                              27,701       15,400       25,671       10,588        7,601
     Transfer agent fees                                          1,035        1,035        1,035        1,035        1,035
     Portfolio accounting fees                                    1,892        1,892        1,905        1,885        1,885
     Registration fees                                              784          784        1,525          339          192
     Professional fees                                            7,681        7,681       10,260        8,110        7,681
     Trustee fees                                                 1,488        1,488        1,488        1,488        1,488
     Other                                                          413          413          413          413          413
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                   61,358       48,926       84,767       30,938       24,055
Less:  Expenses reimbursed by adviser                           (37,812)     (25,498)     (35,948)     (22,677)     (19,668)
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                     23,546       23,428       48,819        8,261        4,387
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                      7,340       (2,188)      32,474       23,321        1,034
---------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
     Net realized gains (losses) on:
          Investments                                           125,725      358,892      322,143       61,993       54,948
          Foreign currency related items                           (491)      (2,673)     (42,244)           -            -
     Net change in unrealized appreciation (depreciation) on:
          Investments                                           995,950      885,273    1,951,821       81,743      152,506
          Foreign currency related items                        (34,588)      (1,127)     (19,560)           -            -
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)                    1,086,596    1,240,365    2,212,160      143,736      207,454
---------------------------------------------------------------------------------------------------------------------------
===========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $1,093,936   $1,238,177   $2,244,634     $167,057     $208,488
===========================================================================================================================

                                                                                                                     Salomon
                                                                    PPM          PPM          PPM        Salomon   Brothers/JNL
                                                                America/JNL  America/JNL  America/JNL Brothers/JNL     U.S.
                                                                 High Yield      Money        Value       Global     Government
                                                                   Bond        Market       Equity        Bond     & Quality Bond
                                                                  Series       Series       Series       Series       Series
=================================================================================================================================
INVESTMENT INCOME
     Dividends                                                   $      -     $      -     $ 25,949     $      -      $     -
     Interest                                                     183,623      113,804        2,100      184,669       46,891
     Net foreign tax withholding                                        -            -            -            -            -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           183,623      113,804       28,049      184,669       46,891
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
     Investment advisory fees                                      14,262       11,431        6,013       16,197        5,356
     Custodian fees                                                 1,377        1,180        1,089        5,852        1,086
     Transfer agent fees                                            1,035        1,035        1,035        1,035        1,035
     Portfolio accounting fees                                      1,889        1,889        1,885        1,889        1,885
     Registration fees                                                784          784          339          784          339
     Professional fees                                              8,970        7,250        7,681       10,260        7,681
     Trustee fees                                                   1,488        1,488        1,488        1,488        1,488
     Other                                                            413          413          413          413          413
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                     30,218       25,470       19,943       37,918       19,283
Less:  Expenses reimbursed by adviser                             (13,104)     (11,181)     (12,727)     (18,875)     (12,509)
-----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                       17,114       14,289        7,216       19,043        6,774
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                      166,509       99,515       20,833      165,626       40,117
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
     Net realized gains (losses) on:
          Investments                                             (49,056)           -       16,388       12,401        8,396
          Foreign currency related items                                -            -            -            -            -
     Net change in unrealized appreciation (depreciation) on:
          Investments                                              (4,237)           -      238,684      (56,452)       4,819
          Foreign currency related items                                -            -            -            -            -
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)                        (53,293)           -      255,072      (44,051)      13,215
-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $113,216     $ 99,515     $275,905     $121,575      $53,332
=============================================================================================================================


                                                                               T. Rowe
                                                                   T. Rowe     Price/JNL     T. Rowe
                                                                  Price/JNL  International  Price/JNL
                                                                 Established    Equity       Mid-Cap
                                                                   Growth     Investment     Growth
                                                                   Series       Series       Series
=====================================================================================================
INVESTMENT INCOME
     Dividends                                                   $   32,373   $  144,194   $   13,344
     Interest                                                        13,120       63,915       17,282
     Net foreign tax withholding                                       (792)     (14,061)         (71)
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              44,701      194,048       30,555
-----------------------------------------------------------------------------------------------------

EXPENSES
     Investment advisory fees                                        17,573       85,114       19,991
     Custodian fees                                                   8,694       57,314        9,397
     Transfer agent fees                                              1,035        1,035        1,035
     Portfolio accounting fees                                        1,891        1,919        1,892
     Registration fees                                                  784        3,008          784
     Professional fees                                                8,110       10,260        8,110
     Trustee fees                                                     1,488        1,488        1,488
     Other                                                              413          413          413
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                       39,988      160,551       43,110
Less:  Expenses reimbursed by adviser                              (19,336)     (63,737)     (20,001)
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                         20,652       96,814       23,109
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                         24,049       97,234        7,446
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
     Net realized gains (losses) on:
          Investments                                               151,955       36,938      178,339
          Foreign currency related items                                 99     (196,031)           -
     Net change in unrealized appreciation (depreciation) on:
          Investments                                               682,117      913,871      930,429
          Foreign currency related items                                 14        3,414            -
-----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)                          834,185      758,192    1,108,768
-----------------------------------------------------------------------------------------------------

=====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $858,234     $855,426   $1,116,214
=====================================================================================================


* Commencement of operations.
** JNL/Alger Growth Series commences operations on October 16, 1995.

The accompanying notes to unaudited financial statements are an integral part of this statement.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 15, 1995* THROUGH SEPTEMBER 30, 1995**
(UNAUDITED)


                                                                                                       JNL/         JNL/
                                                                                                      Phoenix      Phoenix
                                                                JNL          JNL          JNL       Investment   Investment
                                                            Aggressive     Capital       Global       Counsel      Counsel
                                                              Growth       Growth       Equities     Balanced      Growth
                                                              Series       Series        Series       Series       Series
============================================================================================================================
OPERATIONS
     Net investment income (loss)                            $    7,340   $   (2,188)  $    32,474   $   23,321   $    1,034
     Net realized gains (losses) on:
          Investments                                           125,725      358,892       322,143       61,993       54,948
          Foreign currency related items                           (491)      (2,673)      (42,244)           -            -
     Net change in unrealized appreciation (depreciation)
     on:
          Investments                                           995,950      885,273     1,951,821       81,743      152,506
          Foreign currency related items                        (34,588)      (1,127)      (19,560)           -            -
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                    1,093,936    1,238,177     2,244,634      167,057      208,488
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                                            -            -             -            -            -
     Net realized gain on investment transactions                     -            -             -            -            -
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                   -            -             -            -            -
----------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
     Proceeds from the sale of shares                         5,000,000    5,000,000    10,000,000    2,000,000    1,000,000
     Reinvested dividends                                             -            -             -            -            -
     Cost of shares redeemed                                          -            -             -            -            -
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from share transactions            5,000,000    5,000,000    10,000,000    2,000,000    1,000,000
----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                    6,093,936    6,238,177    12,244,634    2,167,057    1,208,488
Net assets beginning of period                                        -            -             -            -            -
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (a)                                 $6,093,936   $6,238,177   $12,244,634   $2,167,057   $1,208,488
============================================================================================================================

                                                                                                                      Salomon
                                                                     PPM          PPM          PPM        Salomon   Brothers/JNL
                                                                America/JNL  America/JNL  America/JNL Brothers/JNL     U.S.
                                                                 High Yield      Money        Value       Global     Government
                                                                    Bond        Market       Equity        Bond     & Quality Bond
                                                                   Series       Series       Series       Series       Series
==================================================================================================================================
OPERATIONS
     Net investment income (loss)                                $  166,509   $   99,515   $   20,833   $  165,626   $   40,117
     Net realized gains (losses) on:
          Investments                                               (49,056)           -       16,388       12,401        8,396
          Foreign currency related items                                  -            -            -            -            -
     Net change in unrealized appreciation (depreciation) on:
          Investments                                                (4,237)           -      238,684      (56,452)       4,819
          Foreign currency related items                                  -            -            -            -            -
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          113,216       99,515      275,905      121,575       53,332
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                                                -      (99,515)           -            -            -
     Net realized gain on investment transactions                         -            -            -            -            -
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                       -      (99,515)           -            -            -
----------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
     Proceeds from the sale of shares                             5,000,000    5,000,000    2,000,000    5,000,000    2,000,000
     Reinvested dividends                                                 -       78,355            -            -            -
     Cost of shares redeemed                                              -            -            -            -            -
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from share transactions                5,000,000    5,078,355    2,000,000    5,000,000    2,000,000
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                        5,113,216    5,078,355    2,275,905    5,121,575    2,053,332
Net assets beginning of period                                            -            -            -            -            -
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (a)                                     $5,113,216   $5,078,355   $2,275,905   $5,121,575   $2,053,332
==================================================================================================================================


                                                                              T. Rowe
                                                                 T. Rowe     Price/JNL      T. Rowe
                                                                Price/JNL  International   Price/JNL
                                                               Established     Equity       Mid-Cap
                                                                 Growth      Investment     Growth
                                                                 Series        Series       Series
=====================================================================================================
OPERATIONS
     Net investment income (loss)                               $   24,049   $    97,234   $    7,446
     Net realized gains (losses) on:
          Investments                                              151,955        36,938      178,339
          Foreign currency related items                                99      (196,031)           -
     Net change in unrealized appreciation (depreciation) on:
          Investments                                              682,117       913,871      930,429
          Foreign currency related items                                14         3,414            -
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         858,234       855,426    1,116,214
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                                               -             -            -
     Net realized gain on investment transactions                        -             -            -
-----------------------------------------------------------------------------------------------------
Total distributions to shareholders                                      -             -            -
-----------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
     Proceeds from the sale of shares                            5,000,000    20,000,000    5,000,000
     Reinvested dividends                                                -             -            -
     Cost of shares redeemed                                             -             -            -
-----------------------------------------------------------------------------------------------------
Net increase in net assets from share transactions               5,000,000    20,000,000    5,000,000
-----------------------------------------------------------------------------------------------------

Net increase in net assets                                       5,858,234    20,855,426    6,116,214
Net assets beginning of period                                           -             -            -
-----------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (a)                                    $5,858,234   $20,855,426   $6,116,214
=====================================================================================================

* Commencement of operations.
** JNL/Alger Growth Series commences operations on October 16, 1995.
(a) Including undistributed investment income (loss) of $7,340; $(2,188); $32,474; $23,321; $1,034; $166,509; $0; $20,833; $165,626; $40,117;
     $24,049; $97,234; and $7,446 for each Series, respectively.

The accompanying notes to unaudited financial statements are an integral part of this statement.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS
FOR THE PERIOD MAY 15, 1995* THROUGH SEPTEMBER 30, 1995**
(UNAUDITED)


                                                                                                      JNL/         JNL/
                                                                                                     Phoenix      Phoenix
                                                                JNL          JNL          JNL      Investment   Investment
                                                            Aggressive     Capital      Global       Counsel      Counsel
                                                              Growth       Growth      Equities     Balanced      Growth
                                                              Series       Series       Series       Series       Series
===========================================================================================================================
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00       $10.00       $10.00       $10.00       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.01            -         0.03         0.12         0.01
Net realized and unrealized gains (losses) on investments
     and foreign currency related items                            2.18         2.48         2.21         0.72         2.07
---------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                            2.19         2.48         2.24         0.84         2.08
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
From net investment income                                            -            -            -            -            -
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   -            -            -            -            -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            2.19         2.48         2.24         0.84         2.08
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    12.19        12.48        12.24        10.84        12.08
===========================================================================================================================

TOTAL RETURN (a)(b)(c)                                            57.92%       65.59%       59.25%       22.22%       55.01%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $6,094       $6,238      $12,245       $2,167       $1,208
Ratio of net expenses to average net assets (b)(d)                 1.10%        1.10%        1.15%        1.05%        1.05%
Ratio of net investment income to average net assets (b)(d)        0.34%      (0.10)%        0.76%        2.96%        0.25%
Portfolio turnover rate                                           31.66%       62.49%       55.59%       98.28%      113.69%

Ratio information assuming no expenses reimbursed by adviser:
Ratio of expenses to average net assets (b)                        2.86%        2.30%        1.99%        3.93%        5.76%
Ratio of net investment income to average net assets (b)         (1.42)%      (1.30)%      (0.08)%        0.08%       (4.46)%
=============================================================================================================================


                                                                                                                   Salomon
                                                                 PPM          PPM          PPM        Salomon   Brothers/JNL
                                                             America/JNL  America/JNL  America/JNL Brothers/JNL     U.S.
                                                             High Yield      Money        Value       Global     Government
                                                                Bond        Market       Equity        Bond     & Quality Bond
                                                               Series       Series       Series       Series       Series
==============================================================================================================================
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00        $1.00       $10.00       $10.00       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.33         0.02         0.10         0.33         0.20
Net realized and unrealized gains (losses) on investments
     and foreign currency related items                           (0.10)           -         1.28        (0.09)        0.07
---------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                            0.23         0.02         1.38         0.24         0.27
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
From net investment income                                            -        (0.02)           -            -            -
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   -        (0.02)           -            -            -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            0.23            -         1.38         0.24         0.27
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    10.23         1.00        11.38        10.24        10.27
===========================================================================================================================
TOTAL RETURN (a)(b)(c)                                             6.08%        5.31%       36.50%        6.35%        7.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $5,113       $5,078       $2,276       $5,122       $2,053
Ratio of net expenses to average net assets (b)(d)                 0.90%        0.75%        0.90%        1.00%        0.85%
Ratio of net investment income to average net assets (b)(d)        8.76%        5.22%        2.60%        8.69%        5.28%
Portfolio turnover rate                                           93.48%           -        11.19%      100.37%      311.55%

Ratio information assuming no expenses reimbursed by adviser:
Ratio of expenses to average net assets (b)                        1.59%        1.33%        2.49%        1.99%        2.52%
Ratio of net investment income to average net assets (b)           8.07%        4.64%        1.01%        7.70%        3.61%
===========================================================================================================================


                                                                                  T. Rowe
                                                                      T. Rowe     Price/JNL     T. Rowe
                                                                     Price/JNL  International  Price/JNL
                                                                     Established    Equity       Mid-Cap
                                                                       Growth     Investment     Growth
                                                                       Series       Series       Series
=======================================================================================================
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                                   $10.00       $10.00       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    0.05         0.05         0.01
Net realized and unrealized gains (losses) on investments
     and foreign currency related items                                  1.67         0.38         2.22
-------------------------------------------------------------------------------------------------------
Total income from investment operations                                  1.72         0.43         2.23
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
From net investment income                                                  -            -            -
-------------------------------------------------------------------------------------------------------
Total distributions                                                         -            -            -
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                  1.72         0.43         2.23
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          11.72        10.43        12.23
=======================================================================================================

TOTAL RETURN (a)(b)(c)                                                  45.49%       11.37%       58.98%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                               $5,858      $20,855       $6,116
Ratio of net expenses to average net assets (b)(d)                       1.00%        1.25%        1.10%
Ratio of net investment income to average net assets (b)(d)              1.16%        1.26%        0.35%
Portfolio turnover rate                                                 16.18%        7.58%       27.54%

Ratio information assuming no expenses reimbursed by adviser:
Ratio of expenses to average net assets (b)                              1.93%        2.08%        2.05%
Ratio of net investment income to average net assets (b)                 0.23%        0.43%      (0.60)%
=======================================================================================================


* Commencement of operations.
** JNL/Alger Growth Series commences operations on October 16, 1995.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c)  The non-annualized total return for each Series for the period
     May 15, 1995 through September 30, 1995 was: 21.90%; 24.80%; 22.40%;
     8.40%; 20.80%; 2.30%; 2.01%; 13.80%; 2.40%; 2.70%; 17.20%; 4.30%; and
     22.30%, for each Series, respectively.
(d)  Computed after giving effect to the Adviser's expense reimbursement.

The accompanying notes to unaudited financial statements are an integral part of this statement.

JNL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
(UNAUDITED)


NOTE 1. ORGANIZATION

JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in fourteen (14) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

The Trust is comprised of the following Series: JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities for which Janus Capital Corporation serves as the sub-adviser; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Phoenix Investment Counsel Balanced and JNL/Phoenix Investment Counsel Growth for which Phoenix Investment Counsel, Inc. serves as the sub-adviser; PPM America/JNL High Yield Bond, PPM America/JNL Money Market and PPM America/JNL Value Equity for which PPM America, Inc. serves as the sub-adviser; Salomon Brothers/JNL Global Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc serves as the sub-adviser; T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-adviser; and T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-adviser. Salomon Brothers Asset Management Inc has entered into a sub-advisory consulting agreement with its London based affiliate, Salomon Brothers Asset Management Limited pursuant to which it will provide certain sub-advisory services to Salomon Brothers Asset Management Inc relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. Jackson National Financial Services, Inc. ("JNFSI"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust.

On May 15, 1995, Jackson National purchased 100,000 shares of JNL/Phoenix Investment Counsel Growth Series; 200,000 shares in each of the JNL/Phoenix Investment Counsel Balanced, PPM America/JNL Value Equity, and Salomon Brothers/JNL U.S. Government & Quality Bond Series; 500,000 shares in each of the JNL Aggressive Growth, JNL Capital Growth, PPM America/JNL High Yield Bond, Salomon Brothers/JNL Global Bond, T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth Series; 1,000,000 shares of the JNL Global Equities Series; 2,000,000 shares of the T. Rowe Price/JNL International Equity Investment Series; and 5,000,000 shares of the PPM America/JNL Money Market Series. On October 16, 1995 Jackson National purchased 500,000 shares of JNL/Alger Growth Series.

The costs associated with the organization of the Trust and certain other initial period costs have been borne by Jackson National.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION -- Securities, including American Depository Receipts ("ADRs"), traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market are valued at the closing prices on such markets, or if such price is lacking, such securities are valued at their current bid price. Securities traded on over-the-counter markets are valued at their closing bid prices. Short-term money market securities maturing within 60 days of purchase are valued at amortized cost. For the PPM/America Money Market Series securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a7 of the Investment Company Act of 1940. ADRs, which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. Foreign securities and currencies are converted to U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. When market quotations are not readily available, securities and other assets are valued at their fair value, determined in good faith under procedures established by and under the general supervision of the Series' Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME --   Investment transactions are
accounted for on trade date plus one. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as reliable information is available to the Trust. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Discounts and premiums on securities purchased are amortized over the life of the bonds using the yield to maturity method. Gains and losses are determined on the specific identification basis, which is the same basis used for federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS --   The accounting records of the Trust are
maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, as well as dividend and interest, are converted into U.S. dollars at the currency exchange rates prevailing on the respective dates of such transactions.

Realized gains and losses arising from selling foreign currencies, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Some of the Series may enter into forward foreign currency exchange contracts ("contracts"). All contracts are valued at the forward rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Series may engage in when-issued or delayed delivery transactions. On the trade date, assets of the Series are segregated on the Series' records in a dollar amount sufficient to make payment for the securities to be purchased. Income is not accrued until settlement date.

DOLLAR ROLL TRANSACTIONS -- The Salomon Brothers/JNL Global Bond Series and the Salomon Brothers/JNL U.S. Government & Quality Bond Series entered into dollar roll transactions with respect to mortgage securities issued by FNMA in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments.

REPURCHASE AGREEMENTS -- Certain Series in the Trust invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Sellers under the repurchase agreements provide collateral to the applicable Series with a value generally maintained at 102% of the repurchase price. The Series monitors the value of the collateral on a daily basis, and if the value of the collateral falls below required levels, the Series intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Series would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

DISTRIBUTIONS TO SHAREHOLDERS -- The PPM America/JNL Money Market Series
declares dividends daily and pays dividends monthly.   Dividends from net
investment income are declared and paid annually, but may be done more frequently to avoid excise tax, for the rest of the Series. Distributions of net realized capital gains, if any, will be distributed at least annually. All income, dividends, and capital gains distributions, if any, on Series shares are reinvested automatically in additional shares of the Series at the NAV determined on the first business day following the record date, unless otherwise requested by the shareholder.

FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code. Each Series intends to distribute all its taxable net investment income and capital gains and will not be required to pay any federal income tax.


NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

JNFSI is the investment adviser of each Series and provides each Series with professional investment supervision and management. JNFSI provides accounting services, preparation of financial statements, tax services, and regulatory reports to the Trust. In addition to providing the services described above, JNFSI selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust.

As compensation for its services, JNFSI receives a fee from the Trust computed separately for each Series. The fee for each Series is stated as an annual percentage of the current value of the net assets of the Series. The fees, which are accrued daily and payable monthly, are calculated on the basis of the average of all valuations of net assets of each Series made at the close of business on each business day of the Trust during the period for which such fees are paid through the date of calculation. Once the average net assets of a Series exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the fees each Series is currently obligated to pay JNFSI.

                                                         $0 to    $50 to    $150 to    $300 to    Over
(M - Millions)                                           $50M     $150M      $300M     $500M     $500M
--------------                                           -----    ------     ------    ------    ------
JNL Aggressive Growth Series                              .95%      .95%       .90%      .85%      .85%
JNL Capital Growth Series                                 .95%      .95%       .90%      .85%      .85%
JNL Global Equities Series                               1.00%     1.00%       .95%      .90%      .90%
JNL/Phoenix Investment Counsel Balanced Series            .90%      .80%       .75%      .70%      .65%
JNL/Phoenix Investment Counsel Growth Series              .90%      .85%       .80%      .75%      .70%
PPM America/JNL High Yield Bond Series                    .75%      .70%       .675%     .65%      .625%
PPM America/JNL Money Market Series                       .60%      .60%       .575%     .55%      .525%

PPM America/JNL Value Equity Series                             .75%      .70%       .675%     .65%      .625%
Salomon Brothers/JNL Global Bond Series                         .85%      .85%       .80%      .80%      .75%
Salomon Brothers/JNL U.S. Government & Quality Bond Series      .70%      .70%       .65%      .60%      .55%
T. Rowe Price/JNL Established Growth Series                     .85%      .85%       .80%      .80%      .80%
T. Rowe Price/JNL International Equity Investment Series       1.10%     1.05%      1.00%      .95%      .90%
T. Rowe Price/JNL Mid-Cap Growth Series                         .95%      .95%       .90%      .90%      .90%

As compensation for their services, the sub-advisers receive fees from JNFSI computed separately for each Series. The fee for each Series is stated as an annual percentage of the current value of the net assets of such Series. The following is a schedule of the management fees JNFSI currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.

                                                         $0 to     $50 to    $150 to   $300 to    Over
(M - Millions)                                           $50M      $150M      $300M     $500M    $500M
--------------                                           -----     ------     ------    -----    ------
JNL Aggressive Growth Series                             .60%       .55%       .45%     .40%      .40%
JNL Capital Growth Series                                .60%       .55%       .45%     .40%      .40%
JNL Global Equities Series                               .60%       .55%       .45%     .40%      .40%
JNL/Phoenix Investment Counsel Balanced Series           .50%       .40%       .30%     .25%      .20%
JNL/Phoenix Investment Counsel Growth Series             .50%       .40%       .30%     .25%      .20%
PPM America/JNL High Yield Bond Series                   .25%       .20%       .175%    .15%      .125%
PPM America/JNL Money Market Series                      .20%       .15%       .125%    .10%      .075%
PPM America/JNL Value Equity Series                      .25%       .20%       .175%    .15%      .125%
Salomon Brothers/JNL Global Bond Series                  .375%      .35%       .30%     .30%      .25%
Salomon Brothers/JNL U.S. Government & Quality
Bond Series                                              .225%      .225%      .175%    .15%      .10%

                                                                    $0 to     $20 to   $50 to
                                                                    $20M      $50M    $200M     $200M+
                                                                    -----     -----   ------    -------
T. Rowe Price/JNL Established Growth Series                         .45%        .40%    .40%*     .40%
T. Rowe Price/JNL International Equity Investment Series            .75%        .60%    .50%      .50%*
T. Rowe Price/JNL Mid-Cap Growth Series                             .60%        .50%.   .50%*     .50%

* When average assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Series.

Trustees not affiliated with Jackson National receive a fee of two thousand five hundred dollars for each meeting of the Board of Trustees attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees. The Trust paid fees of $30,000 to non-affiliated Trustees for the period ended September 30, 1995. This included fees paid for meetings that took place prior to the Series' commencement date.

Each Series is charged for those expenses that are directly attributable to it, such as advisory, custodian, accounting services and certain shareholder service fees, while other expenses that cannot be directly attributable to a Series are allocated in equal proportion to each Series.

Currently, the Adviser reimburses each of the Series for annual expenses (excluding the management fee) in excess of .15 % of average daily net assets. These voluntary reimbursements may be modified or discontinued by the Adviser at any time.

NOTE 4.  INVESTMENT TRANSACTIONS

During the period ended September 30, 1995, purchases and sales or maturities of securities, other than short-term investments, were as follows (in thousands):

                                                               Cost of         Proceeds from sales
                                                              Purchases          and maturities
                                                              ---------          --------------
JNL Aggressive Growth Series                                  $  6,339              $ 1,382
JNL Capital Growth Series                                        7,592                2,730
JNL Global Equities Series                                      13,268                5,003
JNL/Phoenix Investment Counsel Balanced Series                   3,195                1,516
JNL/Phoenix Investment Counsel Growth Series                     1,906                  993
PPM America/JNL High Yield Bond Series                           8,480                3,740
PPM America/JNL Value Equity Series                              2,208                  198
Salomon Brothers/JNL Global Bond Series                          7,061                2,950
Salomon Brothers/JNL U.S. Government & Quality Bond Series       5,984                4,533
T. Rowe Price/JNL Established Growth Series                      5,624                  720
T. Rowe Price/JNL International Equity Investment Series        19,757                1,196
T. Rowe Price/JNL Mid-Cap Growth Series                          6,027                1,189

Included in these transactions were purchases and sales of U.S. Government obligations of $1,251,678 and $439,654 in the JNL/Phoenix Investment Counsel Balanced Series; $2,706,835 and $1,872,406 in the Salomon Brothers/JNL Global Bond Series; $5,659,352 and $4,533,300 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.

Currently, the cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation and depreciation on investments at September 30, 1995, were as follows (in thousands):

                                                                                     Net unrealized
                                                                                      appreciation
                                                       Appreciation   (Depreciation) (depreciation)
                                                       ------------   -------------- --------------
JNL Aggressive Growth Series                               1,062            (66)          996
JNL Capital Growth Series                                    942            (57)          885
JNL Global Equities Series                                 1,978            (26)        1,952
JNL/Phoenix Investment Counsel Balanced Series                99            (17)           82
JNL/Phoenix Investment Counsel Growth Series                 164            (11)          153
PPM America/JNL High Yield Bond Series                        25            (29)           (4)
PPM America/JNL Value Equity Series                          247             (8)          239
Salomon Brothers/JNL Global Bond Series                       45           (101)          (56)
Salomon Brothers/JNL U.S. Government &
     Quality Bond Series                                       8             (3)            5
T. Rowe Price/JNL Established Growth Series                  764            (82)          682
T. Rowe Price/JNL International Equity Investment Series   1,516           (602)          914
T. Rowe Price/JNL Mid-Cap Growth Series                      958            (28)          930


NOTE 5.  TRUST TRANSACTIONS

As of September 30, 1995 transactions in trust shares were as follows:

                                                    Shares       Dividends     Shares        Net
                                                   purchased    reinvested    redeemed     increase
                                                   ---------    ----------    --------     --------
JNL Aggressive Growth Series                         500,000         -           -         500,000
JNL Capital Growth Series                            500,000         -           -         500,000
JNL Global Equities Series                         1,000,000         -           -       1,000,000
JNL/Phoenix Investment Counsel Balanced Series       200,000         -           -         200,000
JNL/Phoenix Investment Counsel Growth Series         100,000         -           -         100,000
PPM America/JNL High Yield Bond Series               500,000         -           -         500,000
PPM America/JNL Money Market Series                5,000,000      78,355         -       5,078,355
PPM America/JNL Value Equity Series                  200,000         -           -         200,000
Salomon Brothers/JNL Global Bond Series              500,000         -           -         500,000
Salomon Brothers/JNL U.S. Government &
          Quality Bond Series                        200,000         -           -         200,000
T. Rowe Price/JNL Established Growth Series          500,000         -           -         500,000
T. Rowe Price/JNL International Equity
          Investment Series                        2,000,000         -           -       2,000,000
T. Rowe Price/JNL Mid-Cap Growth Series              500,000         -           -         500,000

NOTE 6.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

NOTE 7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

At September 30, 1995, the following Series had entered into currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized depreciation of $34,584, $1,127 and $19,461 in the JNL Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, respectively, is included in the accompanying financial statements. The terms of the open contracts are as follows:

 JNL AGGRESSIVE GROWTH
 Settlement                                              U.S. $ value           Currency to           U.S. $ value
   Date       Currency to be delivered                     at 9/30/95           be received           at 9/30/95
 ----------   ------------------------                  -------------           -----------           -----------
 12/14/95        51,000    Swiss Franc                   $      44,685          42,219 US $           $    42,218

  3/28/96         1,000    Swiss Franc                             885             892 US $                   892

 12/14/95     1,000,000    Finnish Marka                       234,656         228,233 US $               228,233

  3/28/96       335,000    Finnish Marka                        78,578          77,278 US $                77,278

 12/14/95       109,000    French Franc                         22,177          21,452 US $                21,452

  3/28/96        14,000    French Franc                          2,843           2,848 US $                 2,848

 12/14/94        67,000    British Sterling Pound              105,872         103,260 US $               103,260

  3/28/96        21,000    British Sterling Pound               33,116          32,970 US $                32,970

 12/14/95     1,577,000    Swedish Kronor                      227,508         213,252 US $               213,252

  1/11/96       775,000    Swedish Kronor                      111,780         105,112 US $               105,113
                                                        --------------                               ------------
                                                        $      862,100                               $    827,516
                                                        ==============                               ============

JNL CAPITAL GROWTH

  Settlement                                                U.S. $ value         Currency to            U.S. $ value
     Date      Currency to be delivered                       at 9/30/95         be received              at 9/30/95
  ----------   ------------------------                    -------------         -----------            ------------
  12/14/95      51,000      Swiss Franc                    $     44,685          42,219 US $            $    42,219

  10/26/95     375,000      Finnish Marka                        88,009          91,407 US $                 91,407

  12/14/95      65,000      Finnish Marka                        15,253          15,281 US $                 15,281

  12/14/95      48,000      British Sterling Pound               75,848          74,146 US $                 74,146

   2/22/96      12,000      British Sterling Pound               18,936          18,551 US $                 18,551
                                                           ------------                                ------------
                                                           $    242,731                                $    241,604
                                                           ============                                ============




JNL GLOBAL EQUITIES

      Settlement                                             U.S. $ value          Currency to         U.S. $ value
         Date      Currency to be delivered                    at 9/30/95          be received          at 9/30/95
      ----------   ------------------------                --------------         ------------        -------------
      11/9/95        122,000    Swiss Franc                $      106,557         105,628 US $        $    105,628

      11/9/95        121,000    Deutsche Mark                      85,212          86,351 US $              86,351

      1/25/96        350,000    Deutsche Mark                     247,470         239,267 US $             239,267

      11/9/95         93,000    Finnish Marka                      21,825          22,096 US $              22,096

      11/9/95      1,296,000    French Franc                      263,811         266,409 US $             266,409

      11/9/95        132,000    British Sterling Pound            208,725         210,758 US $             210,758

     11/21/95      3,400,000    Japanese Yen                       34,749          37,943 US $              37,943

       2/8/96      4,700,000    Japanese Yen                       48,637          54,443 US $              54,443

      3/14/96      6,100,000    Japanese Yen                       63,463          61,252 US $              61,252

      11/9/95        457,000    Netherland Florins                287,533         291,361 US $             291,361

      11/9/95      2,586,000    Swedish Kronor                    373,184         359,481 US $             359,481

     11/21/95      2,500,000    Swedish Kronor                    360,737         347,452 US $             347,453
                                                           --------------                             ------------
                                                           $    2,101,903                             $  2,082,442
                                                           ==============                             ============

                          JNL AGGRESSIVE GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)



                                                                      MARKET
                                                        SHARES         VALUE
                                                       --------     -----------
COMMON STOCKS - 100%

BRAZIL - .54%
        TELECOMMUNICATIONS - .54%
           Telecomunicacoes Brasileiras S/A-Telebras        700        $ 33,075

CANADA - 1.05%
        MINING - 1.05
           Potash Corp. of Saskatchewan, Inc.             1,025          63,806

FINLAND - 6.42%
        CONFECTIONS & BEVERAGES - .90%
           Huhtamaki Group                                1,586          54,724

        DURABLE GOODS - .94%
           Metra Oy                                       1,225          56,933

        FOOD PRODUCTS - .99%
           Cultor Oy                                      1,575          59,890

        TELECOMMUNICATIONS - 3.59%
           Nokia Corp ADR Series A                          525          36,619
           Nokia Oy AB                                    2,576         181,396
                                                                     -----------
                                                                        218,015

        Total Finland                                                   389,562

FRANCE - .54%
        INDUSTRIAL MACHINERY - .54%
           Sidel, SA                                        102          32,656

GERMANY - 3.41%
        COMPUTERS & SOFTWARE - 3.41%
           SAP Systeme                                    1,268         207,360

REPUBLIC OF KOREA - .29%
        TELECOMMUNICATIONS - .29%
           Korea Mobile Telecommunications (a)              500          17,815

MEXICO - .67%
        BROKERAGE - .67%
           Grupo Financiero Inbursa, S.A. de C.V.        12,900          40,737

NETHERLANDS - .92%
        HOUSEHOLD APPLIANCES - .92%
           Singer Company N.V.                            2,100          55,913

SWEDEN - 6.86%
        AUTOMOBILE & PARTS - 1.15%
           Volvo AB,  B Shares                            2,858          70,138

        HOLDING COMPANY - 3.12%
           Kinnevik AB, B Shares                          6,220         189,908

        PAPER & FOREST PRODUCTS - 2.14%
           Mo och Domsjo AB, B Shares                     1,024          64,451
           Rottneros AB                                  32,375          56,083
           Stora Kopparbergs                                712           9,713
                                                                      ---------
                 Subtotal                                               130,247

        SECURITY SYSTEMS - .45%
           Securitas AB, B Shares                           769          27,642
                                                                      ---------

        Total Sweden                                                    417,935

SWITZERLAND - 1.05%
        BANKS  - 1.05%
           Roche Holding AG                                   9          63,916

UNITED KINGDOM - 3.14%
        BROADCAST & COMMUNICATIONS - .48%
           Thorn EMI plc                                  1,240          28,918

        COMMERCIAL SERVICES - .54%
           Rentokil Group plc                             6,455          32,692

        DRUGS - .52%
           SmithKline Beecham, Class A                    3,145          31,857

        TELECOMMUNICATIONS - 1.60%
           Vodafone Group plc                             2,375          97,375
                                                                      ---------

        Total United Kingdom                                            190,842

UNITED STATES - 75.11%
        BANKS - .76%
           Chase Manhattan Corp                             750          45,844

        BUILDING MATERIALS - 1.13%
           Oakwood Homes Corp.                            1,950          68,737

        BUSINESS SERVICES - 1.62%
           CUC International, Inc. (b)                    2,812          98,069

        CHEMICALS - .18%
           IMC Global, Inc.                                 175          11,091

        COMPUTERS & SOFTWARE - 18.37%
           BDM International (b)                          3,050          83,875
           Boca Research (b)                              4,300         104,275
           Ciber, Inc. (b)                                1,775          43,044
           Computer Associates International                975          41,194
           Computer Horizons Corp. (b)                   15,875         317,500
           Comverse Technologies, Inc. (b)                1,800          39,150
           First Data Corp.                               2,025         125,550
           General Motors Corp.,  Class E                 1,775          80,762
           Keane, Inc. (b)                                2,025          58,472
           Macromedia, Inc. (b)                             625          35,703
           Microcom, Inc. (b)                             3,375          63,703
           Peoplesoft, Inc. (b)                             175          15,903
           Pyxis Corp. (b)                                  125           2,422
           Softkey International, Inc. (b)                1,875          83,086
           Sterling Software (b)                            475          21,613
                                                                      ---------
                Subtotal                                              1,116,252

        CONTAINERS - 1.40%
           Crown Cork & Seal Co., Inc.                    2,200          85,250

        DRUGS - 1.72%
           Amgen  (b)                                       700          34,912
           Crown Vantage, Inc. (b)                          183           4,072
           Merck & Co Inc                                 1,175          65,800
                                                                      ---------
                Subtotal                                                104,784

        ELECTRONICS - 18.37%
           Altera Corp. (b)                               1,800         112,275
           Analog Devices, Inc. (b)                       6,875         238,047
           Applied Materials (b)                          1,125         115,031
           Cypress Semiconductor (b)                        675          26,072
           Cyrix Corp. (b)                                  650          24,781
           ITI Technologies (b)                           1,050          28,481
           LSI Logic Corp.  (b)                           4,300         248,325
           MEMC Electronics Materials (b)                   525          14,241
           Micron Technology                              1,100          87,450
           National Semiconductor (b)                       375          10,360
           Nexgen, Inc. (b)                               4,675          87,656
           Pittway Corp.                                  1,350          83,700
           VLSI Technology, Inc. (b)                      1,175          40,244
                                                                      ---------
                Subtotal                                              1,116,663

        HEALTH PRODUCTS - 5.55%
           Pfizer, Inc.                                   2,650         141,444
           Steris Corp. (b)                               1,300          54,762
           UpJohn Co.                                       275          12,272
           Warner Lambert Co.                             1,350         128,587
                                                                      ---------
                Subtotal                                                337,065

        HOLDING COMPANY - 1.43%
           First Bank System                              1,800          86,625

        HOTEL & MOTEL - 1.65%
           Hospitality Franchise System                   1,625          85,109
           La Quinta Inns                                   550          15,400
                                                                      ---------
                Subtotal                                                100,509

        INDUSTRIAL MACHINERY - .76%
           American Standard Co. (b)                      1,575          46,462

        INSURANCE - 2.67%
           UNUM Corp.                                     3,075         162,206

        MEDICAL SERVICES & SUPPLIES - 2.11%
           Daig Corp.                                     1,175          28,494
           I-Stat Corp. (b)                               1,075          40,044
           Nellcor Puritan Bennett, Inc. (b)              1,200          59,700
                                                                      ---------
                Subtotal                                                128,238

        PACKAGED FOOD - .70%
           General Mills, Inc.                              500          27,875
           Kellogg Co.                                      200          14,475
                                                                      ---------
                Subtotal                                                 42,350

        PAPER - 6.71%
           Boise Cascade Corp.                            2,675         108,003
           Bowater, Inc.                                  1,675          78,097
           Champion International Corp.                   1,525          82,159
           Georgia Pacific Corp.                            925          80,937
           James River Co.                                1,825          58,400
                                                                      ---------
                Subtotal                                                407,596

        PRINTING AND PUBLISHING - 2.04%
           News Corporation                               5,625         123,750

        RECREATIONAL EQUIPMENT - .96%
           Coleman Co. (b)                                1,550          58,125

        RETAIL - 2.30%
           Federated Department Stores   (b)              2,250          63,844
           Global Direct Mail Corp. (b)                   3,075          75,722
                                                                     ----------
                Subtotal                                                139,566

        TELECOMMUNICATIONS - 4.69%
           Airtouch Communications, Inc. (b)              1,950          59,719
           California Microwac                              200           5,050
           Commnet Cellular  (b)                          1,875          54,375
           Millicom International Cellular (b)            1,050          33,731
           Paging Network, Inc. (b)                       1,775          85,200
           US Robotics Corp. (b)                            550          46,888
                                                                     ----------
                Subtotal                                                284,963

        Total United States                                           4,564,145
                                                                     ----------

TOTAL INVESTMENTS - 100%
            (cost $5,081,812)                                        $6,077,762
                                                                     ==========


(a) Security exempt from registration under Rule 144a of the Securities Act of securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,815 or .29% of net assets.

(b)  Non-income producing.

The accompanying notes to unaudited financial statements are an integral part of this schedule.

                           JNL CAPITAL GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                      SHARES OR
                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     ------------     ---------
COMMON STOCKS - 98.23%
FINLAND - 3.71%
        CONFECTIONS & BEVERAGES - 1.77%
             Huhtamaki                                    3,181        $109,759

        TELECOMMUNICATION - 1.94%
             Nokia Corp. ADR Series A                     1,725         120,319
                                                                       --------
        Total Finland                                                   230,078


UNITED KINGDOM - 1.78%
        FOOD SERVICE - 1.78%
             Wetherspoon                                 11,374         110,980

UNITED STATES - 92.74%
        AUTOMOBILE & PARTS - 7.42%
             APS Holding Corp. - Class A (a)              7,950         192,788
             Exide Corp.                                  5,375         268,750
                                                                       --------
                     Subtotal                                           461,538

        BANKS - 2.01%
             First Empire State Corp.                       325          61,750
             First Interstate Bancorp                       625          62,969
                                                                       --------
                  Subtotal                                              124,719

        BROADCAST & COMMUNICATIONS - 1.45%
             Katz Media Group, Inc. (a)                   4,425          90,159

        BUSINESS SERVICES - 3.33%
             CUC International (a)                        4,125         143,859
             Medaphis Corp. (a)                           2,250          63,000
                                                                       --------
                  Subtotal                                              206,859

        COMPUTERS & SOFTWARE - 5.47%
             First Data Corp.                             5,175         320,850
             Fiserv, Inc.  (a)                              675          19,491
                                                                       --------
                     Subtotal                                           340,341

        CONTAINERS - 2.11%
             Sealed Air Corp. (a)                         2,375         130,922

        DRUGS - 12.09%
             Cardinal Health                              2,875         159,203
             Health South Corp. (a)                       2,625          66,938
             RP Scherer Corp. (a)                         8,800         381,700
             Theratech, Inc. (a)                          8,325         143,606
                                                                       --------
                     Subtotal                                           751,447

        ENERGY - 3.34%
             Trigen Energy Corp.                          9,375         207,422

        FINANCAL SERIVES - 1.70%
             Credit Acceptance Corp. (a)                    575          15,525
             United Asset Management                      2,250          90,281
                                                                       --------
                     Subtotal                                           105,806

        FOOD SERVICE - 3.08%
             JP Foodservice (a)                           8,075         143,331
             Lone Star Steakhouse & Saloon (a)            1,175          48,175
                                                                       --------
                  Subtotal                                              191,506

        HEALTH PRODUCTS & CARE - 1.35%
             Health Care & Retirement Corp. (a)           1,925          61,841
             Pacificare Health Systems B (a)                325          22,100
                                                                     ----------
                  Subtotal                                               83,941

        HOTEL & MOTEL - 4.32%
             Hospitality Franchise Systems (a)            5,125         268,422

        INSURANCE - 2.91%
             Protective Life                              1,025          29,981
             UNUM Corp.                                   2,275         120,006
             Oxford Health Plans (a)                        425          30,919
                                                                     ----------
                  Subtotal                                              180,906

        MEDICAL SERVICES & SUPPLIES - 5.45%
             I-Stat Corp. (a)                             4,550         169,488
             Omnicare                                     4,350         169,650
                                                                     ----------
                     Subtotal                                           339,138

        MINING - 3.06%
             Minerals Technologies, Inc.                  5,050         190,006

        OFFICE EQUIPMENT & SUPPLIES - 3.35%
             Viking Office Products (a)                   3,875         161,781
             Harnischfeger Industries, Inc.               1,400          46,725
                                                                     ----------
                  Subtotal                                              208,506

        REAL ESTATE - 3.90%
             Insignia Financial - Class A (a)             7,825         242,575

        RECREATION - 1.27%
             Family Golf Centers, Inc. (a)                4,300          79,013

        RETAIL - 4.35%
             General Nutrition, Inc. (a)                  1,375          62,563
             Petco Animal Supplies (a)                    8,000         208,000
                                                                     ----------
                  Subtotal                                              270,563

        TELECOMMUNICATIONS - 20.78%
             Arch Communications Group (a)                5,675         148,969
             Commnet Cellular (a)                         8,225         238,525
             Millicom International Cellular S.A. (a)     2,075          66,659
             Paging Network, Inc. (a)                    10,950         525,600
             Wisconsin Central Transport Corp. (a)        2,875         191,906
             Worldcom, Inc. (a)                           3,750         120,468
                                                                     ----------
                     Subtotal                                         1,292,127

        Total United States                                           5,765,916

        Total Common Stocks
             (cost $5,221,701)                                        6,106,974

SHORT-TERM INVESTMENTS - 1.77%

        COMMERCIAL PAPER - 1.77%
             Household Finance 6.25%, 10/02/1995       $110,000         109,981
                                                                     ----------

        Total Short-Term Investments
             (cost $109,981)                                            109,981
                                                                     ----------

TOTAL INVESTMENTS - 100%
     (cost $5,331,682)                                               $6,216,955
                                                                     ==========


(a)  Non-income producing.

The accompanying notes to unaudited financial statements are an integral part of this statement.

                           JNL GLOBAL EQUITIES SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                                        SHARES OR
                                                                        PRINCIPAL                       MARKET
                                                                         AMOUNT                         VALUE
                                                                       -----------                    ---------
COMMON STOCKS - 91.89%
FINLAND - 1.05%
        CONFECTIONS & BEVERAGES - 1.05%
           Huhtamaki Group                                                3,492                     $    120,490

FRANCE - 3.34%
        CONSUMER GOODS - 3.34%
           Accor                                                          1,669                          207,344
           Societe Nationale (Seita)                                      4,827                          175,969
                                                                                                    ------------
                Subtotal                                                                                 383,313
GERMANY - 5.11%
        COMPUTERS & SOFTWARE - 3.78%
           SAP Systeme (a)                                                2,650                          433,364

        CHEMICALS - 1.10%
           SGL Carbon AG (a) (b)                                          1,938                          125,981

        INSURANCE - .23%
           Muenchener Ruckver AG (b)                                         13                           26,586
                                                                                                    ------------

           Total Germany                                                                                 585,931

HONG KONG - 3.41%
        HOLDING COMPANY - 3.41%
           Citic Pacific Limited                                         36,000                          108,724
           First Pacific Company Ltd.                                    60,000                           64,024
           HSBC Holdings                                                  6,400                           88,987
           Hutchinson Whampoa                                            12,000                           65,033
           JCG Holdings Limited                                          86,000                           63,959
                                                                                                    ------------
                Subtotal                                                                                 390,727

INDONESIA - .87%
        RETAIL - .87%
           Matahari Putra Prima                                          55,250                           99,967

ITALY - 1.28%
        CONSUMER GOODS - .73%
           Bulgari SPA (a)                                               10,900                           83,872

        TELECOMMUNICATIONS - .55%
           Telecom Italia SPA                                            19,015                           31,446
           Telecom Italia Mobile (b)                                     19,015                           31,741
                                                                                                    ------------
                Subtotal                                                                                  63,187

           Total Italy                                                                                   147,059

JAPAN - 1.43%
        REAL ESTATE - .53%
           Mitsui Fudosan Co.                                             5,000                           60,314

        TELECOMMUNICATIONS - .90%
           NTT Nippon Tel & Tel Corp.                                        12                          103,761
                                                                                                    ------------

           Total Japan                                                                                   164,075

MEXICO - .84%
        HOLDING COMPANY - .84%
           Grupo Carso SA (b)                                            16,200                           96,207



NETHERLANDS - 5.75%
        COMPUTERS & SOFTWARE - 2.74%
           Getronics  NV                                                  6,363                          314,775

        PRINTING & PUBLISHING - 3.01%
           Wolters Kluwer NV                                              3,738                          344,725

                                                                                                     -----------
           Total Netherlands                                                                             659,500

SPAIN - 1.79%
        TELECOMMUNICATIONS - 1.79%
           Telefonica de Espana                                          14,951                          205,714

SWEDEN - 9.94%
        BANKS - .17%
           Sparbanken Sverige AB                                          2,005                           19,537

        BUSINESS SERVICES 1.64%
           WM - Data AB                                                   5,170                          188,076

        COMMERCIAL SERVICES - 1.93%
           Securitas AB                                                   6,149                          221,027

        CONSUMER PRODUCTS - 1.25%
           IRO AB (a)                                                    10,378                          137,830
           Ssab Svenskt Stal AB (b)                                         558                            5,961
                                                                                                     -----------
                Subtotal                                                                                 143,791

        ELECTRONICS - 2.47%
           Assa Abloy AB                                                 43,148                          283,409

        HOLDING COMPANY - 2.48%
           Kinnevik AB                                                    9,320                          284,557
                                                                                                     -----------

           Total Sweden                                                                                1,140,397

SWITZERLAND - 2.11%
        BANKS - 2.11%
           Roche Holdings Limited ADR                                        34                          241,462

THAILAND - .27%
        BANKS - .27%
           Thai Farmers Bank                                              3,500                           30,423

UNITED KINGDOM - 1.19%
        BROADCAST & COMMUNICATIONS - 1.19%
           Thorn EMI plc                                                  5,829                          135,939


UNITED STATES - 53.51%
        AEROSPACE & AIRCRAFT - 1.80%
           Rockwell International Corp.                                   4,375                          206,719

        BROADCAST & COMMUNICATIONS - 3.34%
           Grupo Televisa S.A.                                            1,475                           29,500
           Katz Media Group Inc. (b)                                      5,925                          120,722
           Viacom Inc. (b)                                                4,675                          232,581
                                                                                                     -----------
                Subtotal                                                                                 382,803

        CHEMICALS - .48%
           Reliance Industries GDR (b)                                    2,975                           54,666

        COMPUTERS & SOFTWARE - 14.14%
           Astea International Inc. (b)                                   2,450                           49,000
           Computron Software (b)                                         6,825                          117,731
           Discreet Logic Inc. (b)                                        2,725                          149,875
           Eagle Point Software (b)                                       2,250                           42,188
           First Data Corp.                                               3,600                          223,200


           Maxis Inc. (b)                                                 5,000                          220,000
           MDL Information Systems, Inc. (b)                             16,250                          302,656
           Novadigm Inc. (b)                                              1,575                           26,578
           Ontrak Systems Inc. (b)                                        1,825                           50,416
           Premenos Technology Corp. (b)                                  2,075                           67,438
           Programmer's Paradise, Inc. (b)                                4,100                           43,050
           Technology Solutions (b)                                       5,475                           98,550
           UUNET Technologies Inc. (b)                                    5,000                          231,250
                                                                                                    ------------
                Subtotal                                                                               1,621,932

        ELECTRICAL - 4.45%
           AVX Corp. (b)                                                 13,125                          439,687
           C.P. Clare Corp. (b)                                           2,775                           70,762
                                                                                                    ------------
                Subtotal                                                                                 510,449

        ELECTRONICS - 3.34%
           MEMC Electronic Material (b)                                   7,325                          198,691
           Nexgen (b)                                                     4,650                           87,186
           Samsung Electronics America (a)                                  577                           81,068
           TelCom Semiconductors Inc. (b)                                 1,350                           15,525
                                                                                                    ------------
                Subtotal                                                                                 382,470

        FOOD SERVICE - .13%
           Logan's Roadhouse Inc. (b)                                       825                           14,438

        HEALTH PRODUCTS & CARE - 6.87%
           Pfizer Inc.                                                    7,400                          394,975
           Smithkline Beecham ADR                                         7,750                          392,344
                                                                                                    ------------
                Subtotal                                                                                 787,319

        HOTEL & MOTEL - 1.27%
           Hospitality Franchise Systems (b)                              2,200                          115,225
           Renaissance Hotel Group N.V. (b)                               1,700                           30,175
                                                                                                    ------------
                Subtotal                                                                                 145,400

        HOUSEHOLD FURNISHINGS - .82%
           Singer Co. NV                                                  3,550                           94,519

        MEDICAL SERVICES & SUPPLIES - 2.09%
           Nellcor Puritan Bennett, Inc. (b)                              4,825                          240,044

        OFFICE EQUIPMENT & SUPPLIES - 2.68%
           Viking Office Products (b)                                     7,375                          307,906

        PACKAGED FOOD - 2.89%
           Nabisco Holdings Corp.                                        11,175                          331,059

        PRINTING & PUBLISHING - 3.13%
           Mecklermedia Corp. (b)                                         3,250                           60,937
           News Corporation ADR                                          13,575                          298,650
                                                                                                    ------------
                Subtotal                                                                                 359,587

        RETAIL - 3.33%
           Federated Department Stores, Inc. (b)                          6,250                          177,344
           Global Direct Mail Corp. (b)                                   8,325                          205,003
                                                                                                    ------------
                Subtotal                                                                                 382,347

        TELECOMMUNICATIONS - 1.63%
           Korean Mobile Telephone (a)                                    1,550                           55,227
           Telebras Telecommunication Brasilia ADR                        2,776                          131,166
                                                                                                    ------------
                Subtotal                                                                                 186,393



        TRANSPORTATION - 1.12%
           Atlas Air, Inc. (b)                                            4,800                          106,800
           Pao De Acucar GDR (a)                                          2,000                           22,000
                                                                                                  --------------
                Subtotal                                                                                 128,800
                                                                                                  --------------

           Total United States                                                                         6,136,851
                                                                                                  --------------

           Total Common Stocks                                                                        10,538,055
                 (cost $8,586,604)

RIGHTS - .00%

UNITED STATES - .00%
        ELECTRONICS - .00%
           Samsung Electric (a)                                               6                              720
                                                                                                  --------------
           Total Rights
                (cost $ 351)                                                                                 720

SHORT-TERM SECURITIES - 8.11%

        U.S. GOVERNMENT AGENCIES - 6.10%
           Federal Home Demand Note, 5.68%, 10/11/95               $    300,000                          299,534
           Federal Home Demand Note, 5.69%, 10/4/95                     400,000                          399,813
                                                                                                  --------------
           Total U.S. Government
                (cost $699,346)                                                                          699,347

        COMMERCIAL PAPER
           Household Finance 6.25%, 10/02/1995                          230,000                          229,960
                                                                                                  --------------
           Total Commercial Paper
                (cost $229,960)                                                                          229,960
                                                                                                  --------------

           Total Short-term Securities
                (cost $929,306)                                                                          929,307
                                                                                                  --------------
TOTAL INVESTMENTS - 100%
                (cost $9,516,261)                                                                 $   11,468,082
                                                                                                  ==============


(a) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $ 506,698 or 4.14% of net assets.

(b) Non-income producing.


The accompanying notes to unaudited financial statements are an integral part of this statement.

                 JNL/PHOENIX INVESTMENT COUNSEL BALANCED SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                        SHARES
                                                     OR PRINCIPAL           MARKET
                                                        AMOUNT              VALUE
                                                     -------------     ---------------
COMMON STOCK - 44.91%

AEROSPACE & AIRCRAFT - 1.10%
     Boeing Co.                                               350             $23,888

AGRICULTURAL MACHINERY - .68%
     Case Corp.                                               400              14,700

BANKS - 4.74%
     Bank of Boston Corp.                                     300              14,288
     Bankers Trust New York                                   300              21,075
     Boatmens Bancshares, Inc.                                300              11,100
     Citicorp                                                 300              21,225
     Compass Bancshares, Inc.                                 100               3,125
     Great Western Financial                                  900              21,375
     Integra Financial Corp.                                  100               5,813
     Mercantile Bancorp                                       100               4,475
                                                                           ----------
          Subtotal                                                            102,476

BROADCAST & COMMUNICATIONS - 1.98%
     Capital Cities / ABC, Inc.                               200              23,525
     Liberty Media - Class A (a)                              200               5,350
     Tele Communications, Inc. (a)                            800              14,000
                                                                           ----------
          Subtotal                                                             42,875

BROKERAGE - .87%
     Merrill Lynch & Co.                                      300              18,750

BUILDING & CONSTRUCTION - 1.70%
     Caterpillar, Inc.                                        300              17,062
     Fluor Corp.                                              350              19,600
                                                                           ----------
          Subtotal                                                             36,662

BUSINESS SERVICES - 1.11%
     Silicon Graphics Inc. (a)                                300              10,312
     3 Com Corp. (a)                                          300              13,650
                                                                           ----------
          Subtotal                                                             23,962

CHEMICALS - 1.70%
     Engelhard Corp.                                        1,450              36,794

COMPUTERS & SOFTWARE - 4.82%
     Borland International, Inc. (a)                        1,200              17,550
     Cisco Systems Inc. (a)                                   200              13,800
     HBO & Co.                                                200              12,500
     Informix Corp. (a)                                       300               9,750
     International Business Machines Corp.                    200              18,875
     Sybase, Inc. (a)                                         700              22,487
     UUNET Technologies, Inc. (a)                             200               9,250
                                                                           ----------
          Subtotal                                                            104,212

DRUGS - 2.99%
     Amgen Inc. (a)                                           500              24,938


     Genzyme Corp. (a)                                        200              11,600
     Merck & Co., Inc.                                        500              28,000
                                                                           ----------
          Subtotal                                                             64,538

ELECTRONICS - 3.39%
     General Electric Co.                                     350              22,312
     Honeywell, Inc.                                          500              21,438
     Motorola, Inc.                                           250              19,094
     S3, Inc. (a)                                             300              10,462
                                                                           ----------
          Subtotal                                                             73,306

FINANCIAL SERVICES - 1.03%
     American Express Co.                                     500              22,188

HEALTH PRODUCTS & CARE - 1.10%
     Cerner Corp. (a)                                         400              13,700
     Manor Care Inc.                                          300              10,200
                                                                           ----------
          Subtotal                                                             23,900

INSURANCE - 2.69%
     Aetna Life                                               200              14,675
     Allstate Corp.                                           125               4,422
     American International Group                             150              12,750
     Cigna Corp.                                              100              10,413
     Travelers Group                                          300              15,937
                                                                           ----------
          Subtotal                                                             58,197

MANUFACTURING-1.02%
     Tyco International Limited                               350              22,050

MEDICAL SERVICE & SUPPLIES - 1.24%
     Medtronic, Inc.                                          500              26,875

OIL & GAS - 5.69%
     Baker Hughes, Inc.                                       800              16,300
     Ensco International, Inc. (a)                          1,000              17,000
     Royal Dutch Petroleum  ADR                               150              18,413
     Schlumberger Limited                                     300              19,575
     Sonat Offshore Drilling, Inc.                            300               9,788
     Texaco, Inc.                                             300              19,387
     Tidewater, Inc.                                          800              22,500
                                                                           ----------
          Subtotal                                                            122,963

PRINTING & PUBLISHING - .87%
     Scholastic Corp. (a)                                     300              18,825

TELECOMMUNICATIONS - 6.19%
     Ascend Communications (a)                                200              16,000
     AT&T Corp.                                               200              13,150
     BellSouth Corp.                                          300              21,937
     Equifax, Inc.                                            400              16,750
     GTE Corp.                                                600              23,550
     Interpublic Group                                        500              19,875
     Netcom On-Line Communication (a)                         200               8,800
     Qualcomm, Inc. (a)                                       300              13,761
                                                                           ----------
          Subtotal                                                            133,823
                                                                           ----------

     Total Common Stocks
          (cost $901,153)                                                     970,984


CORPORATE BONDS - 1.14%

RESTAURANTS - 1.14%
     Boston Chicken, Inc., 0%, 06/01/2015
          Convertible to 8.532 shares                    $100,000              24,625
                                                                           ----------

     Total Corporate Bonds
          (cost  $21,413)                                                      24,625


MUNICIPAL BONDS - 1.54%

     Florida State Board Capital Outlay 5.25%, 6/1/2023     5,000               4,527
     Intermountain Power Agency 5.0%, 7/1/2023              5,000               4,242
     New York State Power 5.25%, 1/1/2018                   5,000               4,613
     Northern California Power Agency 5.5%, 01/01/2024      5,000               4,614
     Miami Beach, Florida Pension Project 8.6%,
     09/01/2021                                            10,000              10,907
     South Carolina State 5.0%, 01/01/2025                  5,000               4,430
                                                                           ----------

     Total Municipal Bonds
          (cost  $33,779)                                                      33,333


U.S. GOVERNMENT SECURITIES - 36.71%

U.S. TREASURY BONDS - 9.16%
     U.S. Treasury Bond 7.625%, 2/15/2025                 175,000             198,160

U.S. TREASURY NOTES - 14.29%
     U.S. Treasury Note 6.875%, 7/31/1999                 300,000             308,907

U.S. GOVERNMENTAL AGENCIES - 13.26%
     General National Mortgage Association 6.5%,
     12/15/2023                                           297,000             286,605
                                                                           ----------

     Total U.S. Government Securities
          (cost $784,477)                                                     793,672


SHORT-TERM INVESTMENTS - 15.70%

U.S. TREASURY BILLS - 15.70%
     U.S.Treasury Bill 5.0%, 10/5/1995                    165,000             164,885
     U.S. Treasury Bill 5.27%, 10/19/1995                 175,000             174,513
                                                                           ----------

     Total Short-Term Investments
          (cost $339,447)                                                     339,398
                                                                           ----------


TOTAL INVESTMENTS - 100%
     (cost $2,080,269)                                                     $2,162,012
                                                                           ==========

(a)  Non-income producing.


The accompanying notes to unaudited financial statements are an integral part of this statement.

                  JNL/PHOENIX INVESTMENT COUNSEL GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                   SHARES OR
                                                   PRINCIPAL            MARKET
                                                    AMOUNT              VALUE
                                                   ---------           -------
COMMON STOCKS - 89.91%

AEROSPACE & AIRCRAFT - 2.21%
     Boeing Co.                                        400             $27,300

AGRICULTURAL MACHINERY - 2.08%
     Case Corp.                                        700              25,725

BANKS - 3.01%
     California Federal Bank - Class A (a)           1,200              18,900
     Chase Manhattan Corp.                             300              18,337
                                                                    ----------
          Subtotal                                                      37,237

BROADCAST & COMMUNICATIONS - 7.84%
     Evergreen Media Corp. - Class A (a)               500              14,250
     Sinclair Broadcast - Class A (a)                  800              23,000
     Viacom, Inc. (a)                                  800              39,800
     Westwood One, Inc. (a)                          1,100              19,800
                                                                    ----------
          Subtotal                                                      96,850

BROKERAGE - 1.82%
     Dean Witter Discover                              400              22,500

CHEMICALS - 6.02%
     Arcadian Corp. (a)                              1,300              26,487
     Cytec Industries, Inc. (a)                        500              28,937
     Engelhard Corp.                                   750              19,031
                                                                    ----------
          Subtotal                                                      74,455

COMPUTERS & SOFTWARE - 10.39%
     Applied Voice Technology (a)                    1,500              22,125
     Bay Networks, Inc. (a)                            500              26,687
     Cadence Design Systems, Inc. (a)                  400              15,700
     HBO & Co.                                         200              12,500
     Komag, Inc. (a)                                   400              26,150
     Oak Technology, Inc. (a)                          600              25,200
                                                                    ----------
          Subtotal                                                     128,362

DRUGS - 4.24%
     Biogen, Inc. (a)                                  500              30,000
     Merck & Co., Inc.                                 400              22,400
                                                                    ----------
          Subtotal                                                      52,400

ELECTRONICS - 3.65%
     Cirrus Logic, Inc. (a)                            300              17,175
     Nokia Corp. - ADR                                 200              13,950
     S3, Inc. (a)                                      400              13,950
                                                                    ----------
          Subtotal                                                      45,075

FINANCE COMPANIES - 1.90%
     Capital One Financial Corp.                       800              23,500

INSURANCE - 3.56%
     Aetna Life                                        600              44,025

MEDICAL SERVICES & SUPPLIES - 7.51%
     IDEXX Laboratories Inc. (a)                       400              14,900
     Oxford Health Plans (a)                           300              21,825
     PhyCor, Inc. (a)                                  900              30,825
     St. Jude Medical (a)                              400              25,300
                                                                    ----------
          Subtotal                                                      92,850

OFFICE EQUIPMENT & SUPPLIES - 1.62%
     Harnischfeger Industries, Inc.                    600              20,025

OIL & GAS - 8.75%
     Energy Ventures (a)                               800              18,600
     Schlumberger Ltd.                                 300              19,575
     Seagull Energy (a)                              1,100              22,275
     Sonat Offshore Drilling Co.                       600              19,575
     Tidewater Inc.                                  1,000              28,125
                                                                    ----------
          Subtotal                                                     108,150

PAPER - 1.51%
     Bowater, Inc.                                     400              18,650

RETAIL - 5.98%
     Office Depot (a)                                  500              15,063
     Petsmart Inc. (a)                                 500              16,875
     Staples, Inc. (a)                                 600              16,950
     Sunglass Hut International (a)                    500              25,000
                                                                    ----------
          Subtotal                                                      73,888

TELECOMMUNICATIONS - 12.14%
     Ascend Communications, Inc. (a)                   200              16,000
     Ericsson LM Telephone Co.                         600              14,700
     Glenayre Technologies, Inc. (a)                   400              28,800
     MFS Communications (a)                            400              17,500
     Mobile Telecommunication Technologies Corp. (a)   500              15,438
     Paging Network, Inc. (a)                          600              28,800
     Periphonics Corp. (a)                           1,000              28,750
                                                                    ----------
          Subtotal                                                     149,988

TRANSPORTATION - 3.79%
     AMR Corp. (a)                                     300              21,638
     CSX Corp.                                         300              25,238
                                                                    ----------
          Subtotal                                                      46,876

WASTE DISPOSAL - 1.89%
     USA Waste Services (a)                          1,200              23,400

     Total Common Stocks
          (cost $958,002)                                            1,111,256
                                                                    ----------

PREFERRED STOCKS - .80%

PRINTING & PUBLISHING - .80%
     News Corp., Non convertible                       500               9,938
                                                                    ----------

     Total Preferred Stocks
          (cost $10,669)                                                 9,938
                                                                    ----------

SHORT-TERM INVESTMENTS - 9.29%

U.S. TREASURY BILLS - 9.29%
     U.S. Treasury Bill 5.18%, 10/12/1995         $115,000             114,801
                                                                    ----------

     Total Short-Term Investments
          (cost $114,818)                                              114,801
                                                                    ----------

TOTAL INVESTMENTS - 100%
     (cost $1,083,489)                                              $1,235,995
                                                                    ==========


(a)  Non-income producing.
The accompanying notes to the unaudited financial statements are an integral part of this statement.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)


                                                      PRINCIPAL     MARKET
                                                        AMOUNT       VALUE
                                                     ----------   ----------
CORPORATE BONDS - 100%

AEROSPACE & AIRCRAFT - 2.21%
  Coltec Industries, Inc., 9.75%, 11/01/1999         $  100,000   $  103,750

AUTOMOTIVE & ACCESSORIES - 6.71%
  Exide Corp., 10.75%,12/15/2002                        100,000      106,500
  Harvard Industries, Inc. 11.125%, 08/01/2005 (a)      100,000      101,000
  SPX Corp., 11.75%, 06/01/2002                         100,000      106,500
                                                                  ----------
       Subtotal                                                      314,000

BUILDING - 4.61%
  American Standard, Inc., 9.875%, 06/01/2001           100,000      106,000
  Schuller International Group, Inc., 10.875%,
  12/15/2004                                            100,000      110,000
                                                                  ----------
       Subtotal                                                      216,000

CHEMICALS - 6.79%
  Arcadian Partners, 10.75%,05/01/2005                  100,000      105,000
  Huntsman Corp., 10.625%, 04/15/2001                   100,000      106,500
  Laroche Industries, Inc., 13.00%, 08/15/2004          100,000      106,500
                                                                  ----------
       Subtotal                                                      318,000

COMMUNICATIONS - 2.14%
  Century Communications, 9.50%, 03/01/2005             100,000      100,000

CONTAINERS - 2.35%
  Owens-Illinois, Inc., 11.00%, 12/01/2003              100,000      109,875

COSMETICS - 2.34%
  Revlon Worldwide, 0.0%, 03/15/1998 (b)                150,000      109,687

DEFENSE - 2.32%
  Alliant Techsystems, Inc., 11.75%, 03/01/2003         100,000      108,500

FABRICATED METAL PRODUCTS - 2.55%
  UCAR Global Enterprises, Inc., 12.00%,
  01/15/2005                                            107,000      119,305

FINANCIAL - 6.48%
  AIM Management Group, Inc., 9.00%, 11/15/2003         200,000      201,000
  Van Kampen Merritt, Inc., 9.75%, 02/15/2003           100,000      102,500
                                                                  ----------
       Subtotal                                                      303,500

FOOD & BEVERAGES - 2.16%
  Cott Corp., 9.00%, 07/01/2005                         100,000      101,000

FOOD CHAIN STORES - 8.35%
  Dominick's Finer Foods, 10.875%, 05/01/2005 (a)       100,000      101,500
  Farm Fresh, Inc., 12.25%, 10/01/2000                  100,000       86,500
  PMI Acquisition Corp., 10.25%, 09/01/2003             100,000      102,500
  Vons Cos Inc., 8.375%, 10/01/1999                     100,000      100,500
                                                                  ----------
       Subtotal                                                      391,000

GAMING - 2.31%
  Showboat, Inc., 13.00%, 08/01/2009                    100,000      108,000

HEALTH CARE - 2.15%
  GranCare, Inc., 9.375%, 09/15/2005                    100,000      100,750

INDUSTRIAL - 2.20%
  Weirton Steel Corp., 11.50%, 03/01/1998               100,000      103,000

MANUFACTURING - 4.33%
  Lear Seating Corp., 8.25%, 02/01/2002                 100,000       97,250
  Terra Industries, Inc., 10.50%, 06/15/2005            100,000      105,250
                                                                  ----------
       Subtotal                                                      202,500

MEDIA CABLE - 8.85%
  CF Cable TV, Inc., 9.125%, 07/15/2007                 100,000      101,000
  Continental Cablevision, Inc., 9.00%, 09/01/2008      100,000      102,250
  Infinity Broadcasting Corp., 10.375%, 03/15/2002      100,000      107,000
  Jones Intercable, Inc., 9.625%, 03/15/2002            100,000      104,000
                                                                  ----------
       Subtotal                                                      414,250

MOTOR CARRIERS - 2.13%
  Trism, Inc., 10.75%, 12/15/2000                       100,000       99,750

NON-FERROUS METALS - 2.11%
  Magma Copper Co., 8.7%, 05/15/2005                    100,000       98,750

OIL & GAS - 8.98%
  Clark Oil Refining Corp., 10.50%, 12/01/2001          100,000      105,250
  Falcon Drilling, Inc., 9.75%, 01/15/2005              100,000      100,000
  Louis Dreyfus Natural Gas Corp., 9.25%,
  06/15/2004                                            100,000      106,821
  Rowan Cos, Inc., 11.875%, 12/01/2001                  100,000      108,250
                                                                  ----------
       Subtotal                                                      420,321

PAPER - 9.02%
  Domtar, Inc., 12.00%, 04/15/2001                      100,000      115,000
  Quno Corp., 9.125%, 05/15/2005                        100,000       99,000
  Rainy River Forest Products, Inc., 10.75%,
  10/15/2001                                            100,000      107,000
  Repap New Brunswick, Inc., 10.625%, 04/15/2005        100,000      101,500
                                                                  ----------
       Subtotal                                                      422,500

STEEL - 2.28%
  AK Steel Corp., Inc., 10.75%, 04/01/2004              100,000      106,875

TEXTILES - 4.45%
  Day International Group, 11.125%, 06/01/2005 (a)      100,000      103,250
  Reeves Industries, Inc., 11.00%, 07/15/2002           100,000      105,000
                                                                  ----------
       Subtotal                                                      208,250

TRANSPORTATION - 2.18%
  Trans Ocean Container Corp., 12.25%, 07/01/2004       100,000      102,000
                                                                  ----------

  Total Corporate Bonds
       (cost $4,685,800)                                           4,681,563
                                                                  ----------

TOTAL INVESTMENTS - 100%
  (cost $4,685,800)                                               $4,681,563
                                                                  ==========

(a) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $305,750 or 5.98% of net assets.

(b)  Non-income producing.

The accompanying notes to unaudited financial statements are an integral part of this statement.

                      PPM AMERICA/JNL MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                          S&P      PRINCIPAL   MARKET
                                                         RATING     AMOUNT      VALUE
COMMERCIAL PAPER - 100%                                 -------   --------    --------
CAPTIVE FINANCE COMPANIES - 20.28%
    American Express Credit Corp., 5.70%, 11-06-1995       A1     $150,000  $  149,145
    Chrysler Financial Corp., 5.62%, 10-11-1995            A2      185,000     184,711
    Ford Motor Credit Co., 5.73%, 10-20-1995               A1      150,000     149,546
    General Motors Acceptance Corp., 5.72%, 12-26-1995     A2      190,000     187,404
    JC Penney Funding Corp., 5.72%, 10-10-1995             A1      185,000     184,735
    Pitney Bowes Credit Corp., 5.68%, 10-23-1995           A1+     180,000     179,375
                                                                            ----------
        Subtotal                                                             1,034,916

CONSUMER FINANCE - 14.77%
    American General Finance Corp., 5.65%, 10-13-1995      A1+     185,000     184,652
    Beneficial Corp., 5.65%, 10-13-1995                    A1      190,000     189,642
    Household Finance Corp., 5.72%, 10-05-1995             A1      200,000     199,873
    Norwest Financial, Inc., 5.70%, 10-19-1995             A1+     180,000     179,487
                                                                            ----------
         Subtotal                                                              753,654

CONSUMER PRODUCTS - 17.96%
    Campbell Soup, 5.75%, 11-01-1995                       A1+     200,000     199,010
    Conagra, Inc., 5.80%, 10-13-1995                       A2      100,000      99,807
    HJ Heinz Co., 5.75%, 10-31-1995                        A1      200,000     199,042
    Hershey Foods Corp., 5.70%, 10-06-1995                 A1+     150,000     149,881
    Pepsico, Inc., 5.68%, 11-03-1995                       A1      170,000     169,115
    Tyson Foods, Inc., 5.86%, 10-12-1995                   A2      100,000      99,821
                                                                            ----------
         Subtotal                                                              916,676

ENERGY - 8.80%
    Chevron Oil Finance Co., 5.70%, 10-26-1995             A1+     160,000     159,352
    Consolidated Natural Gas Co., 6.40%, 10-02-1995        A1+     100,000      99,982
    Dresser Industries, Inc., 5.72%, 10-19-1995            A1      190,000     189,457
                                                                            ----------
         Subtotal                                                              448,791

HEALTH CARE - 5.66%
    Allergan, Inc., 5.67%, 12-05-1995                      A1      100,000      98,976
    American Home Products Corp., 5.75%, 10-06-1995        A2      190,000     189,848
                                                                            ----------
         Subtotal                                                              288,824

INDEPENDENT FINANCE COMPANIES - 6.80%
    Associates Corp., 5.67%, 12-08-1995                    A1+     200,000     197,858
    General Electric Capital Corp., 5.70%, 11-06-1995      A1+     150,000     149,145
                                                                            ----------
         Subtotal                                                              347,003

MEDIA - 2.14%
    McGraw Hill, Inc., 5.85%, 11-13-1995                   A1      110,000     109,231

MORTGAGE BANK - 3.61%
    Countrywide Funding Corp., 5.76%, 10-20-1995           A1      185,000     184,438

RETAIL - 2.45%
    Wal-Mart Stores, Inc., 5.70%, 10-02-95                 A1+     125,000     124,980

TELECOMMUNICATIONS - 14.59%
    AT&T Corp., 5.68%, 10-13-1995                          A1+     150,000     149,716
    GTE Corp., 5.92%, 10-26-1995                           A2      200,000     199,179
    Southwestern Bell Capital Corp., 5.60%, 02-02-1996     A1      200,000     196,142
    US West Communications, Inc., 5.75%, 10-10-1995        A1+     200,000     199,713
                                                                            ----------
         Subtotal                                                              744,750

UTILITIES - 2.94%
    Florida Power Corp., 6.50%, 10-02-1995                 A1+     150,000     149,973
                                                                            ----------
TOTAL INVESTMENTS - 100%
    (amortized cost $5,103,236)                                             $5,103,236
                                                                            ==========


The accompanying notes to unaudited financial statements are an integral part of this statement.

                      PPM AMERICA/JNL VALUE EQUITY SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)


                                                                      MARKET
                                                  SHARES              VALUE
COMMON STOCKS - 100%                             ---------           -------
AEROSPACE & AIRCRAFT - 7.36%
   Lockheed Martin Corp.                              700          $  46,987
   Raytheon Co.                                       500             42,500
   Rockwell International Corp.                       700             33,075
   United Technologies Corp.                          500             44,188
                                                                     -------
        Subtotal                                                     166,750

AUTOMOTIVE - 2.62%
   Ford Motor Co.                                     700             21,787
   General Motors Corp.                               800             37,500
                                                                     -------
       Subtotal                                                       59,287

BANKS - 5.32%
   Boatmen's Bancshares, Inc.                         900             33,300
   Chemical Banking Corp.                             700             42,613
   Mellon Bank Corp.                                1,000             44,625
                                                                     -------
        Subtotal                                                     120,538

CHEMICALS - 5.05%
   WR Grace & Co.                                     600             40,050
   Polaroid Corp.                                     700             27,825
   PPG Industries, Inc.                             1,000             46,500
                                                                     -------
        Subtotal                                                     114,375

DRUGS - 7.21%
   Bristol Myers Squibb Co.                           600             43,725
   Columbia / HCA Healthcare Corp.                    800             38,900
   Lilly, Eli & Co.                                   500             44,937
   Upjohn Co.                                         800             35,700
                                                                     -------
        Subtotal                                                     163,262

ELECTRIC UTILITIES - 7.86%
   General Public Utilities Corp.                   1,500             46,688
   Ohio Edison Co.                                  2,100             47,775
   PECO Energy Co.                                  1,700             48,663
   Texas Utilities Co.                              1,000             34,875
                                                                     -------
        Subtotal                                                     178,001

ELECTRONICS - 7.36%
   General Electric Co.                               500             31,875
   Harris Corp.                                       800             43,900
   ITT Corp.                                          300             37,200
   Xerox Corp.                                        400             53,750
                                                                     -------
        Subtotal                                                     166,725

FINANCIAL - 7.80%
   BankAmerica Corp.                                  700             41,912
   Beneficial Corp.                                   900             47,025
   KeyCorp                                          1,300             44,525
   Student Loan Marketing Association                 800             43,200
                                                                     -------
        Subtotal                                                     176,662

FOOD & BEVERAGE - 7.35%
   American Brands, Inc.                              800             33,800
   Anheuser-Busch Companies Inc.                      600             37,425
   Philip Morris Co., Inc.                            600             50,100
   RJR Nabisco Holdings Corp.                       1,400             45,325
                                                                  ----------
        Subtotal                                                     166,650

HEALTH CARE - 4.00%
   Baxter International, Inc.                       1,000             41,125
   US Healthcare, Inc.                              1,400             49,525
                                                                  ----------
        Subtotal                                                      90,650

INSURANCE - 6.33%
   American General Corp.                           1,300             48,587
   Cigna Corp.                                        500             52,063
   Transamerica Corp.                                 600             42,750
                                                                  ----------
        Subtotal                                                     143,400

METALS - 1.93%
   Phelps Dodge Corp.                                 700             43,838

PETROLEUM - 7.63%
   Ashland, Inc.                                    1,000             33,375
   Chevron Corp.                                      900             43,762
   Exxon Corp.                                        700             50,575
   Texaco, Inc.                                       700             45,238
                                                                  ----------
        Subtotal                                                     172,950

RAILROADS - 3.76%
   Burlington Northern, Inc.                          600             43,125
   CSX Corp.                                          500             42,063
                                                                  ----------
        Subtotal                                                      85,188

RETAIL - 10.84%
   Dayton-Hudson Corp.                                600             45,525
   Dial Corp. Arizona                               1,200             29,700
   Federated Department Stores, Inc. (a)            1,500             42,562
   Melville Corp.                                     800             27,600
   Nike, Inc. - Class B                               500             55,562
   JC Penney Co., Inc.                                900             44,662
                                                                  ----------
        Subtotal                                                     245,611

TELECOMMUNICATIONS - 5.55%
   BellSouth Corp.                                    500             36,563
   Sprint Corp.                                     1,200             42,000
   US West                                          1,000             47,125
                                                                  ----------
                                                                     125,688

TEXTILES - 2.03%
   VF Corp.                                           900             45,900

   Total Common Stocks
        (cost $2,026,791)                                          2,265,475
                                                                  ----------

TOTAL INVESTMENTS - 100%
   (cost $2,026,791)                                              $2,265,475
                                                                  ==========


(a)  Non-income producing.

The accompanying notes to unaudited financial statements are an integral part of this statement.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                                   PRINCIPAL            MARKET
                                                                     AMOUNT              VALUE
U.S. CORPORATE BONDS - 37.15%                                    --------------    ---------------
INDUSTRIAL - 37.15%
   Adelphia Communications, 12.50%, 5/15/02                       $  250,000         $   250,625
   Foamex L.P., 11.875%, 10/01/02                                    250,000             245,000
   Harris Chemical North American, Inc., 7/15/01,
   0.0% at 9/30/95                                                   250,000             221,250
   Jordan Industries, Inc., 10.375%, 8/01/03                         250,000             233,750
   Penn Traffic Co., 9.625%, 4/15/05                                 250,000             202,500
   Samsonite Corp., 11.125%, 7/15/05 (a)                             150,000             145,500
   Selmer Co. Inc., 11.00%, 5/15/05 (a)                              250,000             242,500
   Telex Communications, 12%, 7/15/04                                200,000             207,000
   Waters Corp., 12.75%, 9/30/04                                     200,000             215,430
                                                                                     -----------
        Subtotal                                                                       1,963,555

   Total U.S. Corporate Bonds
             (cost $2,026,664)                                                         1,963,555
                                                                                     -----------

FOREIGN BONDS - 24.33%

FINANCIAL - 3.92%
   Indah Kiat International Finance Co. 12.50%, 6/15/06              200,000             207,000

FOREIGN GOVERNMENT BONDS - 20.41%
   Argentina Floating Rate Bond, 3/31/05, 6.81% at 9/30/95           250,000             154,687
   Brazil C Variable Bond, 4.00%, 4/15/14                            520,200             276,356
   Bulgaria Floating Rate, collateralized by U.S. Treasury Bond,
             7/28/24, 6.75% at 9/30/95                               250,000             128,923
   Ecuador  Step Up Bond, 2/28/24, 3.00% at 9/30/95                  250,000              81,250
   Mexico Rights, 6.25%, 6/30/03                                     250,000                   0
   Mexico Fixed Rate Bond,  6.25%, 12/31/19                          250,000             152,188
   Poland PDI Step Up Bond, 10/27/14, 3.25% at 9/30/95               250,000             158,125
   Republic of Venezuela  Fixed Rate Bond, 6.75%  3/31/20            250,000             127,500
   Venezuela Warrants                                                125,000                   0
                                                                                     -----------
        Subtotal                                                                       1,079,029

   Total Foreign Bonds
             (cost $ 1,283,767)                                                        1,286,029
                                                                                     -----------

U.S. GOVERNMENT SECURITIES - 21.36%

U.S. GOVERNMENT AGENCIES - 5.47%
   Federal National Mortgage Association 6.5%, 9/01/25               300,000             289,312

U.S. TREASURY BOND - 1.19%
   US Treasury Bond  8.875%, 8/15/17                                  50,000              62,696

U.S. TREASURY NOTES - 14.70%
   U.S. Treasury Note 6.125%, 5/31/97                                 50,000              50,195
   U.S. Treasury Note 7.75%, 1/31/00                                 200,000             212,938
   U.S. Treasury Note 6.75%,  4/30/00                                500,000             514,140
                                                                                     -----------
        Subtotal                                                                         777,273

   Total U.S. Government Securities
             (cost $1,124,886)                                                         1,129,281
                                                                                     -----------

SHORT TERM INVESTMENTS - 17.16%

REPURCHASE AGREEMENTS
   Repurchase Agreement with Merrill Lynch, 5.75%, 10/02/1995 collateralized by U.S. Treasury Note,  7.25%, 11/30/96, $895,000
                                                                           907,000             907,000
                                                                                           -----------
   Total Short-Term Investments
             (cost $907,000)                                                                   907,000

TOTAL INVESTMENTS - 100%
   (cost $5,342,317)                                                                       $ 5,285,865
                                                                                           ===========




(a) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $388,000, or 7.58% of net assets.


The accompanying notes to unaudited financial statements are an integral part of this statement.

                              SALOMON BROTHERS/JNL
                      U.S. GOVERNMENT & QUALITY BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30,1995
                                  (UNAUDITED)


                                                                PRINCIPAL     MARKET
                                                                  AMOUNT       VALUE
                                                               -----------  ------------
U.S. GOVERNMENT SECURITIES - 59.14%

U.S. GOVERNMENT AGENCIES - 53.40%
   Federal Home Loan Bank 5.94%,  6-13-2000                     $ 300,000    $ 297,000
   Federal Home Loan Mortgage 6.0%,10-01-2010                     100,000       96,969
   Federal National Mortgage Association 11.5%, 2-01-2020          56,818       63,481
   Federal National Mortgage Association 6.5%, 9-01-2010 (a)      120,000      118,350
   Federal National Mortgage Association 6.5%, 6-20-2025 (a)      450,000      433,966
   Federal National Mortgage Association 7.0%, 8-15-2025 (a)      100,000       98,625
   Student Loan Marketing Association 7.5%, 3-08-2000             400,000      420,000
                                                                            ----------
        Subtotal                                                             1,528,391

U.S. TREASURY NOTES - 5.74%
   U.S. Treasury Note 8.125%, 08-15-2019                          140,000      164,237
                                                                            ----------

             Total U.S. Government Securities
                    (cost $1,687,810)                                        1,692,628
                                                                            ----------

CORPORATE BONDS - 11.30%

FINANCIAL - 11.30%
   Ford Motor Credit Co. 8.20%, 02-15-2002                        300,000      323,415
                                                                            ----------

             Total Corporate Bonds
                     (cost $ 323,414)                                          323,415
                                                                            ----------

SHORT-TERM INVESTMENTS - 29.56%

REPURCHASE AGREEMENTS - 29.56%
   Merrill Lynch Repurchase Agreement 5.75%, 10-02-1995
        collateralized by a U.S. Treasury Note, 7.25%,
        11-30-1996,
         $835,000                                                 846,000      846,000
                                                                            ----------
             Total Short-Term Investments
                     (cost $846,000)                                           846,000
                                                                            ----------


TOTAL INVESTMENTS - 100%
                    (cost $2,857,224)                                       $2,862,043
                                                                            ==========




(a)  Investments purchased on a when-issued basis.


The accompanying notes to unaudited financial statements are an integral part of this statement.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES
                           SCHEDULE OF INVESTMENTS
                             SEPTEMBER 30, 1995
                                 (UNAUDITED)


                                                  SHARE OR
                                                  PRINCIPAL         MARKET
                                                    AMOUNT            VALUE
                                                 -----------      -----------
COMMON STOCK - 97.97%

CANADA - .75%
   MINING - .75%
          Barrick Gold Corp.                          1,700          $  43,987

FRANCE - 1.62%
   CONFECTIONS & BEVERAGES - 1.62%
          Lvmh Moet-Hennessy                            500             94,600

GERMANY - 2.04%
   BANKS - 2.04%
          Deutsche Bank AG  (b)                       2,500            119,523

GHANA - .24%
   BUILDING MATERIALS - .24%
          Ashanti Goldfields GDS  (a)(b)                700             14,000

HONG KONG - 3.42%
   FINANCE COMPANIES - 3.42%
          Hutchinson Whampoa                         37,000            200,517

ITALY - 4.86%
   FINANCE COMPANIES - 2.36%
          Banca Fideuram SPA                        124,000            138,505

   Telecommunications - 2.50%
          Telecom Italia SPA                         32,000             52,920
          Telecom Italia Di Risp, saving shares      16,500             21,604
          Telecom Italia Mobile (b)                  32,000             53,416
          Telecom Italia Mobile Di Risp, saving      16,500             18,225
           shares(b)                                                  --------
            Subtotal                                                   146,165

    Total Italy                                                        284,670

MEXICO - .42%
   TELECOMMUNICATIONS - .42%
          Grupo Iusacell ADS-EAC (b)                  1,900             24,700

NETHERLANDS - 3.29%
   COMPUTERS & SOFTWARE - 2.11%
          Getronics NV                                2,500            123,674

   CONSUMER PRODUCTS - 1.18%
          Hagemeyer NV (b)                            1,500             69,119
                                                                      --------
   Total Netherlands                                                   192,793

SOUTH AFRICA - .60%
     MINING - .60%
           De Beers Centenary Mines ADR                1,300             35,425

SWEDEN - 2.53%
     DRUGS - 2.53%
           Astra AB  B Shares                          4,200            147,939

SWITZERLAND - 1.62%
     INDUSTRIAL MACHINERY - 1.62%
           Sig Schweizerische Industrie (b)               45             95,170

UNITED KINGDOM - 6.62%
     HEALTH PRODUCTS & CARE - .95%
           Smithkline Beecham PLC ADR                  1,100             55,687

     PRINTING & PUBLISHING - 1.26%
           Reuters Holdings                            1,400             74,025

     TELECOMMUNICATIONS - 4.41%
           Vodafone Group PLC ADR                      2,300             94,300
           Vodafone Group PLC                         39,000            163,881
                                                                        -------
                Subtotal                                                258,181

     Total United Kingdom                                               387,893

UNITED STATES - 69.96%
     AEROSPACE & AIRCRAFT - 1.10%
           Boeing Co.                                    800             54,600
           Coltec Industries, Inc. (b)                   800              9,600
                                                                         ------
                Subtotal                                                 64,200

     AUTOMOBILE & PARTS - .60%
           Exide Corp.                                   700             35,000

     BROADCAST & COMMUNICATIONS - 4.08%
           Multimedia, Inc. (b)                        1,400             60,900
           Turner Broadcasting System, Inc. - Class B  1,800             49,500
           Viacom, Inc. (b)                              300             14,925
           Viacom, Inc. - Class B (b)                    900             44,775
           Walt Disney Co.                             1,200             68,850
                                                                        -------
                Subtotal                                                238,950

     BUSINESS SERVICES - 2.96%
           CUC International, Inc. (b)                 1,950             68,006
           Gaylord Entertainment Co. - Class A         1,260             34,178
           Time Warner, Inc.                           1,800             71,550
                                                                        -------
                Subtotal                                                173,734

     CHEMICALS - 2.28%
           Great Lakes Chemical Corp.                  1,400             94,675
           Sigma-Aldrich Corp.                           800             38,800
                                                                        -------
                Subtotal                                                133,475

     COMPUTERS & SOFTWARE - 5.41%
           Automatic Data Processing                     800             54,500
           Intuit, Inc. (b)                              600             28,200
           Microsoft Corp. (b)                           400             36,200
           Oracle Systems Corp. (b)                    1,000             38,375
           Spyglass, Inc. (b)                          3,000            137,250
           Sybase, Inc. (b)                              700             22,487
                                                                        -------
                Subtotal                                                317,012

CONFECTIONS & BEVERAGES - 4.59%
      Anheuser-Busch Cos., Inc.                     600             37,425
      Coca-Cola Co.                               2,100            144,900
      Pepsico, Inc.                               1,700             86,700
                                                                 ---------
           Subtotal                                                269,025

CONSUMER PRODUCTS - 1.11%
      Eastman Kodak Co.                           1,100             65,175

DRUGS - 3.30%
      Amgen, Inc. (b)                             1,200             59,850
      Cardinal Health, Inc.                       1,500             83,063
      Merck & Company, Inc.                         900             50,400
                                                                 ---------
           Subtotal                                                193,313

ELECTRONICS - 5.85%
      Emerson Electric Co.                          500             35,750
      General Electric Co.                        2,200            140,250
      Hewlett Packard Co.                         1,000             83,375
      Intel Corp.                                   500             30,063
      Motorola, Inc.                                700             53,462
                                                                 ---------
           Subtotal                                                342,900

FINANCE COMPANIES - 6.69%
      Federal Home Loan Mortgage Corp.            2,500            172,812
      Federal National Mortgage Association       1,200            124,200
      First Financial Management Corp.              500             48,813
      JP Morgan & Co., Inc.                         600             46,425
                                                                 ---------
           Subtotal                                                392,250

FOOD SERVICE - 3.08%
      Campbell Soup Co.                             800             40,200
      McDonald's Corp.                            1,200             45,900
      Philip Morris Cos., Inc.                      800             66,800
      Pioneer Hi-Bred International, Inc.           600             27,600
                                                                 ---------
           Subtotal                                                180,500

HEALTH PRODUCTS & CARE - 4.09%
      Johnson & Johnson                           1,600            118,600
      Pfizer, Inc.                                1,200             64,050
      Warner-Lambert Co.                            600             57,150
                                                                 ---------
           Subtotal                                                239,800

HOUSEHOLD FURNITURE & APPLIANCES - .68%
      Newell Co.                                  1,600             39,600

INSURANCE - 3.58%
      American International Group                  750             63,750
      Partnerre Holdings Limited                  1,500             37,125
      UNUM Corp.                                  1,500             79,125
      Zurich Reinsurance (b)                      1,000             29,750
                                                                 ---------
           Subtotal                                                209,750

MEDICAL SERVICES & SUPPLIES - 5.36%
      Abbott Labatories                           3,400            144,925
      Alza Corp. (b)                              1,500             34,500
      Columbia / HCA Health Corp.                 1,500             72,937
      Schering-Plough Corp.                       1,200             61,800
                                                                 ---------
           Subtotal                                                314,162

     METALS - .69%
           Alumax, Inc. (b)                            1,200             40,500

     OIL & GAS - 2.06%
           Halliburton Co.                               700             29,225
           Schlumberger Limited                        1,400             91,350
                                                                     ----------
                Subtotal                                                120,575

     OFFICE SUPPLIES - 1.16%
           Alco Standard Corp.                           800             67,800

     PACKAGED FOOD - 1.32%
           Sara Lee Corp.                              2,600             77,350

     PRINTING & PUBLISHING - 2.05%
           American Greetings Corp. - Class A          1,700             51,850
           Washington Post Co. - Class B                 220             68,420
                                                                     ----------
                Subtotal                                                120,270

     RETAIL - 4.67%
           Harcourt General, Inc.                      2,000             83,750
           Hasbro, Inc.                                1,200             37,350
           Price / Costco, Inc. (b)                    2,500             42,812
           Revco D.S., Inc.                            1,000             23,500
           Toys R Us, Inc. (b)                         1,700             45,900
           UST, Inc.                                   1,400             40,075
                                                                     ----------
                Subtotal                                                273,387

     TELECOMMUNICATIONS - 3.25%
           Alltel Corp.                                2,700             80,663
           DSC Communications Corp. (b)                  600             35,550
           Northern Telecom Limited                      900             32,063
           Sprint Corp.                                1,200             42,000
                                                                     ----------
                Subtotal                                                190,276
                                                                     ----------

     Total United States                                              4,099,004
                                                                     ----------

     Total Common Stock
           (cost $5,058,089)                                          5,740,221
                                                                     ----------

SHORT-TERM INVESTMENTS - 2.03%

U.S. TREASURY BILLS - 2.03%
     U.S. Treasury Bill 5.33%, 10/05/1995            $30,000             29,978
     U.S. Treasury Bill 5.30%, 10/05/1995             89,000             88,935
                                                                     ----------
          Subtotal                                                      118,913

     Total Short-Term Investments
           (cost $118,928)                                              118,913
                                                                     ----------

TOTAL INVESTMENTS - 100%
     (cost $5,177,017)                                               $5,859,134
                                                                     ==========


(a) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,000 or .24% of net assets.

(b)  Non-income producing.

The accompanying notes to unaudited financial statements are an integral part of this statement.

                              T. ROWE PRICE / JNL
                        INTERNATIONAL EQUITY INVESTMENT
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)



                                                                              MARKET
                                                           SHARES             VALUE
                                                         ----------         ----------
COMMON STOCK - 99.98%

ARGENTINA - 0.80%
      CONSUMER PRODUCTS - .03%
         BAESA (Buenos Aires Embotelladora) ADR              222             $  5,161

      FINANCIAL COMPANIES - .12%
         Banco De Galicia Buenes Aires SA ADR                830               14,940
         Banco Frances Rio Plata ADR                         420                9,082
                                                                            ----------
              Subtotal                                                         24,022

      ENERGY - .37%
         Enron Global Power & Pipeline NPV                   260                5,947
         Naviera Perez Compano - Class B                   3,940               17,220
         Sociedad Comercial Del Plata (b)                  2,790                6,557
         Sociedad Comercial Del Plata ADR (a)(b)             500               11,750
         YPF Sociedad Anonima ADR                          1,660               29,880
                                                                            ----------
             Subtotal                                                          71,354

      TELECOMMUNICATIONS - .28%
         Telecom Argentina STET                            1,630                6,847
         Telefonos De Argentina SA                         1,740               41,543
         Transportadora De Gas Del SurADR                    600                6,300
                                                                            ----------
              Subtotal                                                         54,690
                                                                            ----------
      Total Argentina                                                         155,227


AUSTRALIA - 2.10%
      BASIC INDUSTRY - .65%
         Broken Hill Proprietary Co.                       3,000               41,303
         Lend Lease Corp.                                  2,313               32,648
         Tab Corp. Holdings Limited                       10,000               26,041
         Western Mining Corp. Holdings Limited             4,000               26,147
                                                                            ---------
              Subtotal                                                        126,139


      CONSUMER PRODUCTS - .57%
         Burns Philip & Co.                               10,000               21,134
         Coca-Cola Amatil                                  2,750               20,653
         News Corp.                                        7,000               38,887
         Publishing & Broadcasting Limited                 5,000               15,549
         Sydney Harbour Casino (b)                        12,000               15,760
                                                                            ----------
              Subtotal                                                        111,983

      FINANCIAL COMPANIES - .16%
         Westpac Banking Corp.                             8,000               32,366

      ENERGY - .43%
         Australia Gas Light Co.                          13,000               45,137
         Woodside Petroleum Limited                        8,000               38,404
                                                                            ----------
              Subtotal                                                         83,541

      TRANSPORTATION & STORAGE - .29%
         Mayne Nickless                                    5,000               23,663
         TNT Limited (b)                                  21,000               32,177
                                                                            ----------
             Subtotal                                                          55,840
                                                                            ----------
      Total Australia                                                         409,869


AUSTRIA - .17%
      ENERGY - .07%
         Oesterreichische Elektizitats                       200               13,384


      FINANCIAL COMPANIES - .04%
         Creditanstalt Bankverein                            140                7,020

      TRANSPORTATION & STORAGE - .06%
         Flughafen Wien AG                                   190               12,052
                                                                            ----------
      Total Austria                                                            32,456

BELGIUM - 1.29%
      BASIC INDUSTRY - .46%
         UCB                                                  78               90,462

      FINANCIAL COMPANIES - .83%
         Fortis AG                                           180               19,121
         Generale Banque                                     130               40,917
         Kredietbank                                         420              101,876
                                                                            ----------
             Subtotal                                                         161,914
                                                                            ----------

      Total Belgium                                                           252,376

BRAZIL - 1.09%
      ENERGY - .97%
         Cemig-CIA Energetica Minas Gerais ADR (b)           260                5,720
         Cemig-CIA Energetica Minas Gerais (b)               260                5,655
         Cesp-Cia Energetica De Sao Paolo ADR (b)            510                5,100
         Cesp-Cia Energetica De Sao Paolo ADS (a)(b)         540                5,670
         Telebras ADR                                      3,520              166,320
                                                                            ----------
              Subtotal                                                        188,465

      FINANCE COMPANIES - .12%
         Brazil Fund, Inc.                                   870               23,272
                                                                            ----------

      Total Brazil                                                            211,737

CANADA - .42%
      BASIC INDUSTRY - .34%
         Alcan Aluminium                                   1,660               53,610
         Macmillan Bloedel                                 1,020               12,495
                                                                            ----------
              Subtotal                                                         66,105

      FINANCIAL COMPANIES - .08%
         Royal Bank of Canada                                740               16,207
                                                                            ----------

      Total Canada                                                             82,312

CHILE - .67%
      CONSUMER PRODUCTS - .06%
         Cervecerias Unidas ADR                              530               11,329

      ENERGY - .36%
         Chilectra SA ADR                                    390               17,355
         Chilgener SA ADR                                    604               12,759
         Empresa Nacional De Electricidad SA ADR           1,130               22,741
         Enersis SA ADR                                      690               17,422
                                                                            ----------
              Subtotal                                                         70,277

      FINANCIAL COMPANIES - .17%
         AFP Provida ADR                                     178                4,339
         Chile Fund                                        1,320               29,865
                                                                            ----------
              Subtotal                                                         34,204

      TELECOMMUNICATIONS - .08%
         Compania De Telecomunicaciones Chile ADR            220               15,207
                                                                            ----------

      Total Chile                                                             131,017

CHINA - .98%
      BASIC INDUSTRY - .36%
         Maanshan Iron & Steel                            90,000               16,763
         Shanghai Petrochemical                           80,000               23,281
         Yizheng Chemical Fibre                          102,000               30,014
                                                                            ----------
              Subtotal                                                         70,058



      ENERGY - .39%
         Huaneng Power International, Inc. (b)             4,400               75,900

      FINANCIAL COMPANIES - .23%
         Guangdong Investment Limited                     74,000               44,267
                                                                            ----------

      Total China                                                             190,225

DENMARK - .29%
      FINANCIAL COMPANIES - .24%
         Den Danske Bank AB                                  390               24,858
         Unidanmark                                          480               21,034
                                                                            ----------
             Subtotal                                                          45,892

      TELECOMMUNICATIONS - .05%
         Teledanmark - Class B                               200               10,376
                                                                            ----------

      Total Denmark                                                            56,268

FINLAND - .32%
      CAPITAL GOODS - .32%
         Nokia (AB) OY                                       880               61,967


FRANCE - 8.14%
      BASIC INDUSTRY - 1.49%
         GTM Entrepose                                       300               20,101
         Lafarage SA                                         836               55,130
         Lapeyre                                             700               36,924
         Poliet                                              650               54,672
         Saint-Gobain                                      1,020              124,641
                                                                            ----------
              Subtotal                                                        291,468

      CAPITAL GOODS - .75%
         Chargeurs                                           285               59,204
         Legrand                                             300               47,534
         Valeo                                               857               40,458
                                                                            ----------
              Subtotal                                                        147,196

      CONSUMER PRODUCTS - 3.92%
         Accor                                               525               65,222
         Carrefour Super Marche                              250              147,144
         Castorama Dubois Investissment                      120               19,600
         Castorama Dubois Investissment Bonus Rights (b)     120                1,940
         Ecco Ste                                            500               87,166
         Guilbert SA                                         100               10,590
         L'Oreal                                             100               25,580
         LVMH Moet-Hennessy Louis Vuitton                    530              100,277
         PSA Peugeot Citroen                                 175               23,986
         Pinault Printemps Redoute                           370               78,670
         Rexel                                               150               25,661
         Sanofi                                              335               21,491
         Sodexho                                             130               31,771
         Television Francais                               1,270              125,703
                                                                            ----------
              Subtotal                                                        764,801

      ENERGY - .75%
         Elf Aquitaine                                     1,000               67,676
         Primagaz Rights                                      15                1,120
         Primagaz (Cie Des Gaz Petrole)                      150               10,356
         Total - Class B                                   1,100               66,760
                                                                            ----------
              Subtotal                                                        145,912

      FINANCIAL COMPANIES - .24%
         Assurances Generales De France                      290                7,944
         Societe Generale                                    180               18,476
         Credit Local De France                              244               19,683
                                                                            ----------
              Subtotal                                                         46,103



      UTILITIES - .99%
         Eaux (Cie Generale Des)                           2,000              192,662
                                                                            ----------

      Total France                                                          1,588,142

GERMANY - 4.23%
      BASIC INDUSTRY - 1.10%
         Bayer AG                                            280               71,626
         Bilfinger & Berger Bauag                             90               39,847
         Hoechst AG                                           89               21,722
         Shering AG                                        1,100               81,479
                                                                            ----------
              Subtotal                                                        214,674

      CAPITAL GOODS - .74%
         Buderus AG                                           58               25,394
         Krones AG                                            70               27,056
         Mannesmann AG                                       280               92,287
                                                                            ----------
              Subtotal                                                        144,737

      CONSUMER PRODUCTS - 1.50%
         Altana                                               50               29,516
         Fielmann AG                                         186                9,477
         Gehe AG                                             250              117,977
         Gehe AG Rights (b)                                   60               27,408
         Hornbach Baumarkt AG                                 20               11,244
         Hornbach Holdings                                    40               43,290
         Praktiker Bau-und Heimwerkemaekte                   309               10,695
         Volkswagen AG                                       130               42,345
                                                                            ----------
              Subtotal                                                        291,952

      FINANCIAL COMPANIES - .89%
         Allianz AG Holdings (b)                              56              101,378
         Allianz AG Holdings Rights (b)                        3                5,395
         Allianz AG Holdings Warrants                         10                9,452
         Deutsche Bank AG                                  1,200               57,371
                                                                            ----------
              Subtotal                                                        173,596
                                                                            ----------
      Total Germany                                                           824,959

HONG KONG - 3.68%
      FINANCE COMPANIES - 3.68%
         First Pacific Co.                                66,000               70,426
         Guangzhou Investments                           226,000               44,431
         Guoco Group                                      16,000               80,088
         Hong Kong Land Holdings                          70,000              122,500
         Hutchison Whampoa                                32,000              173,420
         Swire Pacific Co.                                11,000               87,144
         Wharf Holdings                                   45,000              140,270
                                                                            ----------
              Subtotal                                                        718,279

ITALY - 2.12%
      BASIC INDUSTRY - .21%
         Danieli & Co. Di Risp                             2,000                6,019
         Sasib Di Risp                                     6,000               15,638
         Sasib                                             2,106               10,024
         Unicem (Union-CEM-March Emil) (b)                 1,400                9,035
                                                                            ----------
              Subtotal                                                         40,716


      CONSUMER PRODUCTS - .12%
         Rinascente (La)                                   3,000               17,853
         SME (Meridionale De Finanziaria) (b)              3,031                6,357
                                                                            ----------
              Subtotal                                                         24,210

      FINANCIAL COMPANIES - .72%
         Assicurazioni Generali                            4,000               92,585
         BCA Fideuram                                     18,000               20,105
         Imi Spa                                           1,000                6,001
         Istituto National Assicurazioni                   8,000               10,822
         RAS                                               1,000               10,735
                                                                            ----------
              Subtotal                                                        140,248



      UTILITIES - .09%
         Italgas (Societa Italiana II Gas) Spa             6,000               17,946

      TELECOMMUNICATIONS - .98%
         STET                                             20,000               60,813
         STET Di Risp                                      7,000               16,354
         Telecom Italia Di Risp                           13,508               17,687
         Telecom Italia Mobile (b)                        26,000               43,401
         Telecom Italia Spa                               31,557               52,187
                                                                            ----------
             Subtotal                                                         190,442
                                                                            ----------

      Total Italy                                                             413,562

JAPAN - 25.24%
      BASIC INDUSTRY - 6.12%
         Daiwa House Industry Co.                          7,000              110,694
         Inax                                              4,000               40,101
         Ishihara Sangyo Kaisha (b)                        4,000               13,178
         Kumagai Gumi                                      8,000               35,844
         Kuraray Co.                                       8,000               80,365
         Mitsubishi Paper Mills Limited                    6,000               35,094
         National House Industry                           2,000               37,506
         Nippon Hodo                                       2,000               34,465
         Nippon Steel Corp.                               41,000              143,801
         Sangetsu Co. Limited                              1,000               24,227
         Sekisui Chemical Co. Limited                      9,000              114,952
         Sekisui House                                     7,000               87,278
         Shinetsu Chemical Co. Limited                     3,000               58,388
         Sumitomo Elecric Industries Limited              12,000              147,187
         Sumitomo Forestry Co. Limited                     4,000               63,254
         Teijin                                           14,000               67,410
         Tokyo Steel Manufacturing                         3,000               58,084
         Yurtec Corp.                                      2,000               41,561
                                                                            ----------
              Subtotal                                                      1,193,389

      CAPITAL GOODS - 9.24%
         Advantest                                         1,000               59,402
         Alps Electric Co.                                 4,000               42,169
         Amada Co. Limited                                 8,000               79,635
         Canon, Inc.                                       8,000              143,538
         Citizen Watch Co.                                 4,000               28,991
         DDI Corp.                                             5               41,460
         Dai Nippon Screen Manufacturing (b)               6,000               49,265
         Daifuku                                           2,000               24,531
         Fanuc Co. Limited                                 2,000               89,610
         Hitachi                                          12,000              131,374
         Hitachi Zosen Corp.                              12,000               58,875
         Kokuyo Co.                                        3,000               63,862
         Komatsu Limited                                  10,000               80,689
         Komori Corp.                                      3,000               71,465
         Kyocera Corp.                                     3,000              247,542
         Makita Corp.                                      5,000               79,574
         Mitsubishi Heavy Industries Limited              21,000              161,784
         Murata Manufacturing                              2,000               75,418
         NEC Corp.                                        11,000              153,877
         Nippon Telephone & Telegraph Corp.                    2               17,293
         SEGA Enterprises                                  1,000               57,476
         Tokyo Electron                                    1,000               43,690
                                                                            ----------
              Subtotal                                                      1,801,520

      CONSUMER PRODUCTS - 6.73%
         Daiichi Pharmaceutical                            7,000               97,212
         Honda Motor Co.                                   3,000               54,131
         Ito-Yokado Co.                                    2,000              111,100
         Marui Co. Limited                                 7,000              131,272
         Matsushita Electric Industrial Co.                8,000              123,264
         Mitsubishi Corp.                                  5,000               56,259
         Pioneer Electronic Corp.                          4,000               72,580
         Sankyo                                            4,000               91,637
         Seven Eleven Japan Co. Limited                    1,000               67,511
         Sharp Corp.                                       9,000              126,812
         Sony Corp.                                        2,000              104,207
         Sumitomo Corp.                                   14,000              134,394


         TDK Corp.                                         2,000              103,396
         Toppan Printing                                   3,000               38,317
                                                                            ----------
              Subtotal                                                      1,312,092

      ENERGY - .16%
         Mitsui Petrochemical Industries                   4,000               32,032

      FINANCIAL COMPANIES - 1.67%
         Mitsui Fudosan                                   12,000              144,754
         Nomura Securities Co. Limited                     7,000              137,658
         Tokio Marine & Fire Insurance Co.                 4,000               43,386
                                                                            ----------
              Subtotal                                                        325,798

      TRANSPORTATION & STORAGE - 1.32%
         East Japan Railway                                   22              109,275
         Nippondenso Co.                                   8,000              148,403
                                                                            ----------
              Subtotal                                                        257,678
                                                                            ----------

      Total Japan                                                           4,922,509

MALAYSIA - 3.41%
      BASIC INDUSTRY - .15%
         Aokam Perdana Berhad                             14,000               28,162

      CAPITAL GOODS - 1.25%
         Renong Berhad                                    41,000               71,205
         United Engineers (Malayaysia) Berhad             27,000              173,153
                                                                            ----------
              Subtotal                                                        244,358

      FINANCIAL COMPANIES - 2.01%
         Affin Holdings Berhad                            55,000              104,720
         Berjaya Sports Toto Berhad                       19,000               40,112
         Commerce Asset-Holdings Berhad Warrants (b)       5,000               14,539
         MBF Capital Berhad                               32,000               34,415
         Multi-Purpose Holding                            47,000               73,013
         Technology Resources Industries (b)              48,000              125,234
                                                                            ----------
              Subtotal                                                        392,033
                                                                            ----------
      Total Malaysia                                                          664,553

MEXICO - 1.88%
      BASIC INDUSTRY - .40%
         Cemex SA - Class B                                4,950               19,831
         Grupo Embotellador De Mexico (b)                  2,251               13,085
         Tolmex SA De Cv - Class B                         8,870               44,873
                                                                            ----------
              Subtotal                                                         77,789

      CAPITAL GOODS - .02%
         Grupo Sidek SA De CV - Class B (b)                6,550                4,507

      CONSUMER PRODUCTS - .82%
         CIFRA SA De Cv ADR                               52,323               59,648
         Fomento Ecomomico Mexicano SA De Cv               3,859                9,810
         Fomento Ecomomico Ser B                           4,500               11,439
         Grupo Industrial Maseca SA De Cv - Class B       20,800               16,339
         Grupo Modelo SA - Class C                         1,784                7,287
         Grupo Televisa GDR                                1,570               31,400
         Panamerican Beverages ADR                           860               23,112
                                                                            ----------
              Subtotal                                                        159,035

      FINANCIAL COMPANIES - .09%
         Gruma SA De Cv                                    3,630               13,231
         Grupo Financiero Banamex - Class B                2,490                4,812
         Grupo Financiero Banamex - Class L                  124                  221
                                                                            ----------
              Subtotal                                                         18,264

      TELECOMMUNICATIONS - .55%
         Telefonos De Mexico SA De Cv                      3,360              106,680
                                                                            ----------

      Total Mexico                                                            366,275



NETHERLANDS - 10.18%
      BASIC INDUSTRY - .28%
         Akzo Nobel NV                                       444               53,545

      CONSUMER PRODUCTS - 6.89%
         Koninklijka Ahold NV                              1,170               44,144
         Koninklijka Ahold NV - stock dividend             1,170                  433
         CSM CVA                                           2,400               97,935
         Elsevier NV                                      29,260              376,565
         Hagemeyer                                           530               24,422
         Nutricia (Verenigde Bedrijven)                      380               28,699
         Polygram NV                                       2,257              147,359
         Unilever NV                                         890              116,160
         Wolters Kluwer                                    5,500              507,220
                                                                            ----------
              Subtotal                                                      1,342,937

      ENERGY - 1.47%
         Royal Dutch Petroleum Co.                         2,330              287,575

      FINANCIAL COMPANIES - 1.32%
         ABN AMRO Holdings NV                              1,490               61,924
         ABN AMRO Holdings NV-stock dividend               1,490                1,412
         Fortis AMEV NV                                      990               57,987
         Fortis AMEV NV-stock dividend                       990                    0
         Internationale Nederlanden Groep                  2,300              134,139
         Internationale Nederlanden Groep-stock dividend   2,300                2,845
                                                                            ----------
              Subtotal                                                        258,307

      TRANSPORTATION & STORAGE - .22%
         Koninklijke Ptt Nederland                         1,210               42,919
                                                                            ----------

      Total Netherlands                                                     1,985,283

NEW ZEALAND - 1.02%
      BASIC INDUSTRY - .41%
         Carter Holt Harvey                               11,000               25,636
         Fernz Corp.                                       5,000               13,727
         Fletcher Challenge                                7,000               18,895
         Fletcher Challenge Forest Division               15,993               21,374
                                                                            ----------
              Subtotal                                                         79,632

      CONSUMER PRODUCTS - .04%
         Independent Newspapers                            3,000                8,690

      TELECOMMUNICATIONS - .38%
         New Zealand Telecom                              19,000               74,176

      TRANSPORTATION & STORAGE - .19%
         Air New Zealand - Class B                        11,000               37,295
                                                                            ----------

      Total New Zealand                                                       199,793

NORWAY - 1.60%
      CAPITAL GOODS - .73%
         Kvaerner Industrier                                 760               32,315
         Orkla AS                                          2,280              110,249
                                                                            ----------
              Subtotal                                                        142,564

      ENERGY - .80%
         Norsk Hydro                                       3,400              146,471
         Saga Petroleum - Class B                            710                8,682
                                                                            ----------
              Subtotal                                                        155,153

      TRANSPORTATION & STORAGE - .07%
         Bergesen D-Y AS                                     650               14,442
                                                                            ----------

      Total Norway                                                            312,159

PORTUGAL - .27%
      CONSUMER PRODUCTS - .27%
         Jeronimo Martins SGPS                             1,040               52,249



SINGAPORE - 2.67%
      CAPITAL GOODS - .42%
         Far East-Levingston Shipbuilding                  5,000               21,992
         Jurong Shipyard                                   4,000               28,712
         Sembawang Corp.                                   6,000               31,457
                                                                            ----------
              Subtotal                                                         82,161

      CONSUMER PRODUCTS - .19%
         Singapore Press Holdings                          2,400               36,819

      FINANCIAL COMPANIES - 1.63%
         DBS Land                                         13,000               38,607
         Development Bank of Singapore                     3,000               34,201
         Overseas Union Bank                               7,000               44,828
         Overseas Union Enterprises                        6,000               30,401
         Singapore Land                                    9,000               52,252
         United Industrial Corp.                          22,000               19,507
         United Overseas Bank                             10,000               86,559
         United Overseas Bank Warrants (b)                 3,000               11,717
                                                                            ----------
              Subtotal                                                        318,072

      TRANSPORTATION & STORAGE - .43%
         Keppel Corp.                                      3,000               24,068
         Neptune Orient Lines                             13,000               13,906
         Singapore Airlines                                5,000               46,446
                                                                            ----------
              Subtotal                                                         84,420
                                                                            ----------

      Total Singapore                                                         521,472

SPAIN - 2.40%
      BASIC INDUSTRY - .14%
         Fomento de Construcciones y Contratas SA            340               28,290

      CONSUMER PRODUCTS - .34%
         Centros Comerciales Pryca                         3,270               65,432

      ENERGY - .31%
         Repsol SA ADR                                       130                4,127
         Repsol                                            1,767               55,510
                                                                            ----------
              Subtotal                                                         59,637

      FINANCIAL COMPANIES - .40%
         Banco De Santander SA                             1,090               45,745
         Banco Popular Espanol                               210               32,764
                                                                            ----------
              Subtotal                                                         78,509

      UTILITIES - 1.21%
         Empresa Nacional De Elec (Endesa)                 2,090              107,223
         Gas Natural Sdg SA                                  510               65,204
         Iberdrola I SA                                    5,518               41,568
         Sevillana De Electricidad                         3,415               22,233
                                                                            ----------
              Subtotal                                                        236,228
                                                                            ----------

      Total Spain                                                             468,096

SWEDEN - 2.39%
      BASIC INDUSTRY - .13%
         Stora Kopparbergs Bergsl AB                       1,950               26,320

      CAPITAL GOODS - .82%
         ASEA AB                                             480               48,158
         Atlas Copco AB - Class B                          2,720               44,959
         Sandvik AB - Class B                              3,360               67,421
                                                                            ----------
              Subtotal                                                        160,538

      CONSUMER PRODUCTS - 1.44%
         Astra AB                                          4,560              160,619
         Electrolux Co. - Class B                          1,510               72,261
         Esselte - Class B                                   560                7,963
         Hennes & Mauritz AB - Class B                       610               39,274
                                                                            ----------
              Subtotal                                                        280,117
                                                                            ----------

      Total Sweden                                                            466,975



SWITZERLAND - 4.53%
      BASIC INDUSTRY - .25%
         Ciba Geigy AG                                        60               48,355

      CAPITAL GOODS - 1.08%
         BBC AG Brown, Boveri and Cie                        180              209,765

      CONSUMER PRODUCTS - 2.35%
         Nestle SA                                           150              154,439
         Roche Holdings AG                                    30              213,055
         Sandoz AG                                           120               91,906
                                                                            ----------
              Subtotal                                                        459,400

      FINANCIAL COMPANIES - .85%
         CS Holdings                                         500               47,215
         Schweizerischer Bankverein                          200               76,936
         Union Bank of Switzerland                            40               41,218
                                                                            ----------
              Subtotal                                                        165,369
                                                                            ----------

      Total Switzerland                                                       882,889

THAILAND - 1.15%
      BASIC INDUSTRY - .15%
         Siam Cement Public Co.                              500               29,506

      CAPITAL GOODS - .28%
         Advanced Info Service plc                         1,300               20,941
         Advanced Info Service For Rg                      1,000               15,789
         United Communications Industries                  1,400               18,198
                                                                            ----------
              Subtotal                                                         54,928

      FINANCIAL COMPANIES - .72%
         Bangkok Bank                                      4,000               44,976
         Bank of Ayudhya                                   5,500               29,825
         Land & House Public Co.                             700               10,997
         Siam Commercial Bank Public Co.                   2,800               31,483
         Thai Farmers Bank Public                          2,600               22,600
                                                                            ----------
              Subtotal                                                        139,881
                                                                            ----------

      Total Thailand                                                          224,315

UNITED KINGDOM - 16.94%
      BASIC INDUSTRY - 1.18%
         Caradon                                          23,000               78,811
         Heywood Williams Grp                              3,000                9,662
         Laing John                                        7,000               24,097
         Rtz Corp                                          8,000              117,373
                                                                            ----------
              Subtotal                                                        229,943

      CAPITAL GOODS - .79%
         Rolls-Royce                                       7,000               19,277
         Tomkins                                          34,000              135,337
                                                                            ----------
              Subtotal                                                        154,614

      CONSUMER GOODS - 9.55%
         ASDA Group                                       42,000               68,800
         Argos                                            10,000               78,106
         Argyll Group                                     15,000               79,768
         Cadbury Schweppes                                14,000              106,136
         Coats Viyella                                     9,000               28,560
         Compass Group                                     7,000               46,808
         Glaxo Wellcome                                   11,000              133,446
         Grand Metropolitan                               19,000              133,818
         Guiness                                          16,000              131,175
         Hillsdown Holdings                                8,000               22,348
         Kingfisher                                       13,000              103,699
         Ladbroke Group                                   13,000               34,669
         Rank Organisation                                14,000               94,171
         Reed International                               17,000              256,818
         Sears Holdings                                    8,000               13,928
         Smith (David S)                                   6,000               58,639
         Smithkline Beecham                               27,000              268,791


         T&N                                              17,000               48,162
         Tesco                                            13,000               64,400
         United News & Media                              11,000               90,618
                                                                          -----------
             Subtotal                                                       1,862,860

      ENERGY - 1.17%
         British Gas                                      11,000               46,223
         British Petroleum                                 7,000               52,625
         Shell Transport and Trading Co.                  11,000              129,529
                                                                          -----------
              Subtotal                                                        228,377

      FINANCIAL COMPANIES - 2.21%
         Abbey National                                   17,000              145,830
         Heath (Ce)                                        2,000                4,716
         National Westminster Bank                        28,000              280,075
                                                                          -----------
              Subtotal                                                        430,621

      TRANSPORTATION & STORAGE. - .12%
         BAA                                               3,000               23,741

      UTILITIES - 1.92%
         Cable & Wireless                                 17,000              112,063
         East Midland Electricity                          7,000               95,113
         Eastern Group                                     2,000               30,784
         London Electricity                               10,000              136,904
                                                                          -----------
              Subtotal                                                        374,864
                                                                          -----------

      Total United Kingdom                                                  3,305,020
                                                                          -----------

      Total Common Stocks
         (cost $18,586,328)                                                19,499,984
                                                                          -----------

PREFERRED STOCK - .02%

AUSTRALIA - .02%
      TRANSPORTATION & STORAGE - .02%
         TNT Limited 8% Convertible Preferred              3,000                4,823
                                                                          -----------

      Total Preferred Stock
         (cost $4,608)                                                          4,823
                                                                          -----------

TOTAL INVESTMENTS - 100%
      (cost $18,590,936)                                                  $19,504,807
                                                                          ===========

(a) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,420, or .08% of net assets.

(b) Non-income producing.

The accompanying notes to unaudited financial statements are an integral part of this statement.

                    T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                       SHARES OR
                                                       PRINCIPAL    MARKET
                                                        AMOUNT       VALUE
                                                      -----------  ----------
COMMON STOCKS - 97.78%

AEROSPACE & AIRCRAFT - 2.69%
     OEA, Inc.                                            5,000     $163,750

APPAREL - 2.14%
     Tommy Hilfiger Corp. (a)                             4,000      130,000

BANKS - 5.14%
     Integra Financial Corp.                              2,000      116,250
     Marshall & Ilsley Corp.                              3,000       75,375
     Mercantile Bancorporation                            2,700      120,825
                                                                    --------
       Subtotal                                                      312,450

BROADCAST & COMMUNICATIONS - 5.39%
     Catalina Marketing (a)                               2,200      136,400
     Comcast Corp. - Class A                              4,500       90,000
     Cox Communications - Class A (a)                     5,000      101,250
                                                                    --------
       Subtotal                                                      327,650

BUSINESS SERVICES - 4.07%
     CUC International, Inc. (a)                          3,750      130,781
     Olsten Corp.                                         3,000      116,625
                                                                    --------
       Subtotal                                                      247,406

CHEMICALS - 5.64%
     Eckerd Corp. (a)                                     3,000      120,000
     Great Lakes Chemical Corp.                           2,000      135,250
     Guidant Corp.                                        3,000       87,750
                                                                    --------
       Subtotal                                                      343,000

COMPUTERS & SOFTWARE - 9.59%
     Adobe Systems, Inc.                                  1,000       51,750
     Alantec Corp. (a)                                      400       12,700
     America Online, Inc. (a)                               700       48,125
     Broderbund Software (a)                                600       45,675
     Ceridian Corp. (a)                                   2,000       88,750
     Danka Business Systems                               1,500       54,000
     Intuit, Inc. (a)                                       400       18,800
     National Data Corp.                                  3,400       91,375
     Shiva Corp. (a)                                        400       24,500
     SunGard Data Systems, Inc. (a)                       4,000      117,000
     Synopsys, Inc. (a)                                   1,000       30,750
                                                                    --------
       Subtotal                                                      583,425

DRUGS - 4.11%
     Biogen, Inc. (a)                                     1,300       78,000
     Cardinal Health, Inc.                                1,200       66,450
     Medeva PLC                                           6,500      105,625
                                                                    --------
       Subtotal                                                      250,075

DURABLE GOODS - 2.95%
     Alco Standard Corp.                                  1,500      127,125
     Danaher Corp.                                        1,600       52,400
                                                                    --------
       Subtotal                                                      179,525


ELECTRONICS - 9.14%
     Actel Corp. (a)                                      1,500       26,438
     ADT (a)                                             11,000      151,250
     AVX Corp. (a)                                        3,000      100,500
     Elsag Bailey Process Auto NV (a)                     1,500       48,937
     Hubbell Inc. - Class B                               1,400       82,075
     Maxim Integrated Products (a)                          800       59,200
     Teleflex, Inc.                                       1,800       72,900
     Xilinx, Inc. (a)                                       300       14,437
                                                                    --------
       Subtotal                                                      555,737

FINANCE COMPANIES - 3.50%
     First Financial Management Corp.                     1,000       97,625
     Franklin Resources, Inc.                             2,000      115,250
                                                                    --------
       Subtotal                                                      212,875

FOOD SERVICE - 1.08%
     Boston Chicken Inc. (a)                              2,500       65,313

HEALTH PRODUCTS & CARE - 2.44%
     Pacificare Health Systems - Class B (a)              1,000       68,000
     Sybron International Corp. (a)                       2,000       80,500
                                                                    --------
       Subtotal                                                      148,500

HOTEL & MOTEL - 1.29%
     Hospitality Franchise Systems, Inc. (a)              1,500       78,563

INDUSTRIAL MACHINERY - 1.15%
     Albany International Corp. - Class A                 3,000       70,125

INSURANCE - 1.71%
     PMI Group, Inc.                                      2,200      104,225

MINING - 6.15%
     Freeport-McMoran Copper & Gold (a)                   4,000      102,500
     Minerals Technologies, Inc.                          2,500       94,063
     Pegasus Gold, Inc. (a)                               5,000       68,125
     Placer Dome, Inc.                                    1,500       39,375
     TVX Gold, Inc. (a)                                  10,000       70,000
                                                                    --------
       Subtotal                                                      374,063

OIL & GAS - 5.80%
     Camco International, Inc.                            2,200       53,900
     Cooper Cameron Corp. (a)                             1,000       25,875
     Enterra Corp. (a)                                    2,000       44,000
     Halliburton Co.                                      2,000       83,500
     Oceaneering International, Inc. (a)                  7,000       76,125
     Smith International, Inc. (a)                        4,000       69,500
                                                                    --------
       Subtotal                                                      352,900

RETAIL - 13.46%
     Circuit City Stores, Inc.                            4,000      126,500
     Circle K. Corp.                                      2,600       53,950
     Corporate Express                                    2,000       48,750
     General Nutrition Co. (a)                            3,000      136,500
     Kohls Corp. (a)                                      2,000      103,750
     Office Depot, Inc. (a)                               4,000      120,500
     Price/Costco, Inc. (a)                               6,500      111,312
     Revco DS, Inc. (a)                                   5,000      117,500
                                                                    --------
       Subtotal                                                      818,762

STEEL - 1.02%
     Trimas Corp.                                         3,000       62,250

TELECOMMUNICATIONS - 7.17%
     Advo, Inc.                                           4,500      106,875
     Ascend Communications, Inc. (a)                        400       32,000
     Mobile Telecommunications Technologies, Corp. (a)    3,000       92,625
     Paging Network, Inc. (a)                             1,800       86,400
     US Cellular Corp. (a)                                1,700       62,050
     Vanguard Cellular Systems - Class A (a)              2,200       56,375
                                                                  ----------
       Subtotal                                                      436,325

WASTE DISPOSAL - 2.15%
     Sanifill, Inc. (a)                                   4,000      131,000
                                                                  ----------

       Total Common Stocks
            (cost $5,017,490)                                      5,947,919
                                                                  ----------

SHORT-TERM INVESTMENTS - 2.22%

COMMERCIAL PAPER - 2.22%
     Wal-Mart Stores, 5.70%, 10/11/1995                $135,000      134,786
                                                                  ----------

       Total Short-Term Investments
            (cost $134,786)                                          134,786
                                                                  ----------

TOTAL INVESTMENTS - 100%
            (cost $5,152,276)                                     $6,082,705
                                                                  ==========


(a)  Non-income producing.

The accompanying notes to unaudited financial statements are an integral part of this statement.